Schedule of Investments (unaudited) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 7.50%, 12/25/57(a)(b)(c)	USD	85	$67,529
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 10/15/28(b)(c)		1,000	999,994
Anchorage Capital CLO Ltd.(b)(c)
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.53%, 01/15/30		860	841,320
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.63%, 01/28/31		250	250,187
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.13%, 07/28/28		1,000	1,001,181
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 0.39%, 06/25/36(b)		4,908	3,905,795
Assurant CLO Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.47%, 01/15/33(b)(c)		250	250,423
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 3.43%, 07/19/34(b)(c)		250	250,000
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 0.23%, 11/25/36(b)		1,810	1,781,916
Benefit Street Partners CLO XVIII Ltd., Series 2019- 18A, Class E, (3 mo. LIBOR US + 6.90%), 7.03%, 10/15/32(b)(c)		500	499,724
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class C, (3 mo. LIBOR US + 2.60%), 2.73%, 07/15/31(b)(c)		250	250,201
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.78%, 01/17/28(b)(c)		250	249,222
Carrington Mortgage Loan Trust(b)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.12%), 0.21%, 10/25/36		3,571	3,174,878
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.08%), 0.17%, 03/25/35		7,357	6,512,579
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.57%, 07/20/32(b)(c)		500	501,412
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.25%, 10/25/36(b)		5,355	4,518,700
CIFC Funding Ltd.(b)(c)
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.13%, 07/15/32		500	500,443
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 3.22%, 07/15/36(d)		500	500,000
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		399	330,753
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.08%, 10/20/30(b)(c)		250	247,937
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.23%, 06/25/37(b)		675	636,659
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 0.23%, 01/15/37(b)		675	643,753
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 10/15/32(b)(c)		950	950,917
Fremont Home Loan Trust(b)
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.32%), 0.41%, 05/25/36		4,605	3,426,165

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fremont Home Loan Trust(b) (continued)
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.24%, 11/25/36	USD	6,882	$3,285,937
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.25%), 5.38%, 04/20/31(b)(c)		500	484,147
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 2.56%, 11/15/26(b)(c)		530	529,545
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 0.26%, 04/25/37(b)		4,091	3,365,836
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 5.63%, 07/20/30(b)(c)		1,000	951,911
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.66%, 01/20/33(b)(c)		500	501,366
Long Beach Mortgage Loan Trust(b)
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.25%, 11/25/36		10,213	4,425,769
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.25%, 08/25/36		5,669	3,043,340
Madison Park Funding X Ltd.(b)(c)
Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.38%, 01/20/29		750	750,192
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.53%, 01/20/29		1,500	1,498,598
Mastr Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. LIBOR US + 0.30%), 0.39%, 06/25/36(b)		8,193	4,455,148
Neuberger Berman CLO Ltd., Series 2015-20A, (3 mo. LIBOR US + 6.50%), 6.64%, 07/15/34(b)(c)		710	709,909
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 1.93%, 07/20/31(a)(b)(c)		400	400,400
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.33%, 10/20/27(b)(c)		1,000	974,940
Octagon Investment Partners 31 LLC, Series 2017- 1A, Class E, (3 mo. LIBOR US + 6.30%), 6.43%, 07/20/30(b)(c)		500	496,735
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3 mo. LIBOR US + 2.75%), 2.89%, 01/22/30(b)(c)		500	497,534
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.28%, 01/21/30(b)(c)		405	406,590
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.67%, 01/20/31(b)(c)		250	234,695
Palmer Square Loan Funding Ltd.(b)(c)
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.38%, 01/20/27		500	498,692
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.38%, 04/20/27		250	250,071
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.26%, 08/20/27		750	750,365
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,839	2,128,711
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 2.98%, 10/15/29(b)(c)		500	498,575

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 0.49%, 09/25/47(b)	USD	4,958		$4,811,568
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, (a)		—	(e)	1,610,708
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.18%, 04/15/33(b)(c)		250		250,827
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 2.65%), 2.78%, 10/20/28(b)(c)		1,500		1,502,112
TRESTLES CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.03%, 04/25/32(b)(c)		250		249,050
Unique Pub Finance Co. PLC
Series M, 7.40%, 03/28/24	GBP	2,959		4,327,737
Series N, 6.46%, 03/30/32		50		84,420
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.33%, 05/25/37(b)	USD	7,039		6,386,312
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.79%, 01/22/31(b)(c)		250		243,999

Total Asset-Backed Securities — 12.1% (Cost: $77,210,456)				82,897,427

		Shares

Common Stocks

Aerospace & Defense — 0.3%
Raytheon Technologies Corp.		25,650		2,230,267

Building Products — 0.2%
Carrier Global Corp.		25,650		1,417,163

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(a)		908		10,151

Machinery — 0.2%
Otis Worldwide Corp.		12,825		1,148,479

Oil, Gas & Consumable Fuels — 0.1%
Extraction Oil & Gas, Inc., (Acquired 03/05/21, Cost: $65,633)(f)		5,276		234,729
SM Energy Co.		10,272		192,087

				426,816

Total Common Stocks — 0.8% (Cost: $3,090,684)				5,232,876

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.4%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	185		194,250
Bombardier, Inc.(c)
6.00%, 10/15/22		5		5,006
7.50%, 12/01/24		263		273,191
7.50%, 03/15/25(g)		44		44,832
7.13%, 06/15/26		817		849,664
7.88%, 04/15/27(g)		478		494,849
7.45%, 05/01/34		100		113,250

Security		Par (000)	Value

Aerospace & Defense (continued)
Embraer Netherlands Finance BV, 6.95%, 01/17/28(c)	USD	269	$303,432
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(c)		464	479,080
Howmet Aerospace, Inc., 5.13%, 10/01/24		2	2,202
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)(g)		448	467,040
Lockheed Martin Corp., 4.09%, 09/15/52(g)		451	574,772
Raytheon Technologies Corp., 3.75%, 11/01/46(g)		700	810,458
Rolls-Royce PLC, 5.75%, 10/15/27(c)(g)		1,145	1,249,481
Spirit AeroSystems, Inc., 5.50%, 01/15/25(c)		236	247,800
TransDigm, Inc.
8.00%, 12/15/25(c)(g)		825	885,844
6.25%, 03/15/26(c)(g)		6,999	7,340,201
6.38%, 06/15/26		113	116,814
7.50%, 03/15/27		134	141,946
4.63%, 01/15/29(c)		347	346,133
4.88%, 05/01/29(c)		382	382,604
Triumph Group, Inc., 8.88%, 06/01/24(c)(g)		1,101	1,219,357

			16,542,206

Airlines — 2.0%
Air Canada, 3.88%, 08/15/26(c)(d)		535	536,284
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(g)		456	464,728
American Airlines, Inc., 11.75%, 07/15/25(c)		300	375,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		976	1,021,360
5.75%, 04/20/29		1,018	1,097,505
Avianca Holdings SA, (10.50% Cash or 12.00% PIK), 12.15%, 11/10/21(c)(h)		144	144,338
Azul Investments LLP
5.88%, 10/26/24		200	187,850
7.25%, 06/15/26(c)		230	215,516
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 10/19/23		33	33,610
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		175	195,563
Deutsche Lufthansa AG
2.00%, 07/14/24	EUR	100	118,301
3.75%, 02/11/28		100	122,750
3.50%, 07/14/29		100	120,108
Gol Finance SA, 8.00%, 06/30/26(c)	USD	637	628,241
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)		317	332,292
International Consolidated Airlines Group SA
2.75%, 03/25/25	EUR	100	118,206
3.75%, 03/25/29		100	118,252
Latam Finance Ltd., 6.88%, 04/11/24(c)(i)(j)	USD	737	665,142
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)(g)		860	936,325
United Airlines Pass-Through Trust
Series 2015-1, Class A, 3.70%, 12/01/22(g)		3,570	3,671,844
Series 2020-1, Class A, 5.88%, 10/15/27(g)		1,070	1,190,604
Series 2020-1, Class B, 4.88%, 01/15/26		56	58,802
United Airlines, Inc.(c)
4.38%, 04/15/26(g)		588	604,981
4.63%, 04/15/29		531	546,266

			13,503,868

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components — 1.1%
Aptiv PLC(g)
4.25%, 01/15/26	USD	400	$453,053
4.40%, 10/01/46		280	333,989
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR	101	123,767
6.25%, 05/15/26(c)(g)	USD	1,403	1,483,673
8.50%, 05/15/27(c)(g)		2,882	3,112,560
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)		436	469,293
Faurecia SE, 3.75%, 06/15/28	EUR	100	124,979
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(c)	USD	167	175,679
5.25%, 07/15/31(c)		492	519,060
5.63%, 04/30/33		409	434,563
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(h)	EUR	100	122,067
ZF Finance GmbH
3.00%, 09/21/25		100	126,174
2.00%, 05/06/27		100	120,271

			7,599,128

Automobiles — 1.7%
Allison Transmission, Inc.(c)
5.88%, 06/01/29	USD	306	334,225
3.75%, 01/30/31		375	373,594
Asbury Automotive Group, Inc.
4.50%, 03/01/28		168	174,090
4.75%, 03/01/30		164	173,635
Carvana Co., 5.50%, 04/15/27(c)		371	383,985
Ford Motor Co., 0.00%, 03/15/26(c)(k)(l)		282	301,740
Ford Motor Credit Co. LLC
5.13%, 06/16/25(g)		397	437,196
3.38%, 11/13/25		200	208,799
4.39%, 01/08/26(g)		1,250	1,356,250
4.27%, 01/09/27		214	230,521
4.13%, 08/17/27		320	342,400
3.82%, 11/02/27		200	210,000
2.90%, 02/16/28		376	376,451
4.00%, 11/13/30(g)		937	990,878
General Motors Co., 6.25%, 10/02/43(g)		2,194	3,056,671
General Motors Financial Co., Inc., 4.25%, 05/15/23(g)		326	346,215
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		59	60,572
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	EUR	100	119,515
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)	USD	156	160,095
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		281	287,556
Lithia Motors, Inc., 3.88%, 06/01/29(c)		167	175,854
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)		132	130,020
Penske Automotive Group, Inc.
3.50%, 09/01/25		104	107,250
3.75%, 06/15/29		87	88,196
Renault SA, 2.38%, 05/25/26	EUR	100	120,429
Tesla, Inc., 5.30%, 08/15/25(c)(g)	USD	429	440,201
TML Holdings Pte Ltd., 4.35%, 06/09/26		200	196,250
Wabash National Corp., 5.50%, 10/01/25(c)(g)		286	290,290

			11,472,878

Banks — 1.6%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	122,053

Security		Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(b)(g)(m)	USD	2,000	$2,167,500
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(b)	EUR	100	118,328
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(b)(c)	USD	161	164,049
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(b)(c)		205	212,752
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(b)		500	502,375
Bangkok Bank PCL(b)
(5 year CMT + 1.90%), 3.73%, 09/25/34		245	254,387
(5 year CMT + 4.73%), 5.00%(m)		205	215,486
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(b)(c)		407	414,886
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(b)(m)		250	268,750
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	204,225
BBK BSC, 5.50%, 07/09/24		289	304,588
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(b)(m)		250	261,062
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(b)(m)	EUR	200	260,929
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(b)(m)	USD	250	267,266
Intesa Sanpaolo SpA
5.02%, 06/26/24(c)(g)		2,888	3,133,479
(5 year EUR Swap + 5.75%), 5.88%, 03/04/29(b)	EUR	100	132,871
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(c)	USD	417	438,058
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(b)(c)(m)		556	556,347
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(b)(c)(g)		500	557,328
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(b)(m)		465	482,735

			11,039,454

Beverages — 1.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(c)		200	204,500
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		2,160	2,768,816
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(g)(h)		1,416	1,493,738
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(c)(g)		1,346	1,347,682
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
4.13%, 08/15/26		510	526,575
4.75%, 07/15/27	GBP	100	142,128
Ball Corp., 5.25%, 07/01/25	USD	44	49,610
Canpack SA/Eastern PA Land Investment Holding LLC, 3.13%, 11/01/25(c)		211	214,139
Central American Bottling Corp., 5.75%, 01/31/27(c)		637	662,002
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		45	55,305
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)(g)		1,030	1,036,438

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
OI European Group BV, 2.88%, 02/15/25	EUR	100	$120,404
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	71	73,663
Trivium Packaging Finance BV(c)(g)
5.50%, 08/15/26		1,189	1,242,505
8.50%, 08/15/27		1,924	2,068,300

			12,005,805

Biotechnology — 0.2%
Cidron Aida Finco Sarl, 5.00%, 04/01/28	EUR	100	119,515
Emergent BioSolutions, Inc., 3.88%, 08/15/28(c)	USD	99	98,381
Gilead Sciences, Inc., 4.75%, 03/01/46(g)		700	910,652
HCRX Investments Holdco LP, 4.50%, 08/01/29(c)		168	171,360

			1,299,908

Building Materials(c) — 0.8%
APi Group DE, Inc., 4.13%, 07/15/29		168	163,800
Builders FirstSource, Inc., 4.25%, 02/01/32		208	212,680
Cemex SAB de CV, 3.88%, 07/11/31		235	241,592
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(g)		653	695,445
CP Atlas Buyer, Inc., 7.00%, 12/01/28		347	358,114
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(g)		437	468,770
Jeld-Wen, Inc., 6.25%, 05/15/25		189	200,812
Masonite International Corp.
3.50%, 02/15/30		273	275,097
Class C, 5.38%, 02/01/28		161	171,264
Patrick Industries, Inc., 4.75%, 05/01/29		81	82,677
SRM Escrow Issuer LLC, 6.00%, 11/01/28		620	661,850
Standard Industries, Inc.
5.00%, 02/15/27		48	49,500
4.75%, 01/15/28		68	70,782
4.38%, 07/15/30(g)		718	739,540
3.38%, 01/15/31(g)		516	500,339
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		227	240,904
Victors Merger Corp., 6.38%, 05/15/29		202	203,010

			5,336,176

Building Products — 0.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(c)		310	323,547
BCPE Ulysses Intermediate, Inc., (7.75% Cash or 8.50% PIK), 7.75%, 04/01/27(c)(h)		104	104,544
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(c)		128	127,680
Foundation Building Materials, Inc., 6.00%, 03/01/29(c)		247	242,678
GYP Holdings III Corp., 4.63%, 05/01/29(c)		300	303,000
LBM Acquisition LLC, 6.25%, 01/15/29(c)		617	618,197
Lowe’s Cos., Inc., 4.65%, 04/15/42(g)		400	507,490
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(c)		426	448,365
SRS Distribution, Inc.(c)
4.63%, 07/01/28		556	567,120
6.13%, 07/01/29		441	450,768
White Cap Buyer LLC, 6.88%, 10/15/28(c)		540	576,450
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(c)(h)		268	276,040

			4,545,879

Capital Markets — 0.8%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(m)		1,060	1,103,672

Security		Par (000)	Value

Capital Markets (continued)
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD	288	$298,758
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		498	523,298
5.25%, 05/15/27(g)		937	985,021
4.38%, 02/01/29		261	264,263
Intercorp Peru Ltd., 3.88%, 08/15/29(c)		470	451,200
NFP Corp.(c)
4.88%, 08/15/28		345	351,038
6.88%, 08/15/28(g)		647	672,880
Raymond James Financial, Inc., 4.95%, 07/15/46(g)		400	522,529
RP Escrow Issuer LLC, 5.25%, 12/15/25(c)		202	206,545
XP, Inc., 3.25%, 07/01/26(c)		335	327,144

			5,706,348

Chemicals — 1.6%
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)		445	437,769
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(b)(c)		537	618,993
Chemours Co., 4.00%, 05/15/26	EUR	200	242,234
Element Solutions, Inc., 3.88%, 09/01/28(c)(g)	USD	1,693	1,727,333
Equate Petrochemical BV, 2.63%, 04/28/28(c)		200	202,063
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		199	203,776
HB Fuller Co., 4.25%, 10/15/28		125	127,813
Herens Holdco Sarl, 4.75%, 05/15/28(c)		471	467,467
Herens Midco Sarl, 5.25%, 05/15/29	EUR	100	114,746
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	USD	266	295,925
Ingevity Corp., 3.88%, 11/01/28(c)		105	105,000
Minerals Technologies, Inc., 5.00%, 07/01/28(c)		218	227,810
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	121,727
Nobian Finance BV, 3.63%, 07/15/26		100	118,470
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	80	84,585
OCP SA, 3.75%, 06/23/31(c)		280	283,587
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(c)(g)		526	624,395
PQ Corp., 5.75%, 12/15/25(c)(g)		644	662,515
Sasol Financing USA LLC
4.38%, 09/18/26		200	204,050
6.50%, 09/27/28		290	322,716
5.50%, 03/18/31		320	333,700
SCIH Salt Holdings, Inc.(c)
4.88%, 05/01/28		326	325,592
6.63%, 05/01/29		229	226,710
Scotts Miracle-Gro Co., 4.00%, 04/01/31(c)		334	335,643
Sherwin-Williams Co., 4.50%, 06/01/47(g)		310	393,179
Valvoline, Inc., 3.63%, 06/15/31(c)		2	1,990
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		282	231,469
WESCO Distribution, Inc.(c)(g)
7.13%, 06/15/25		830	892,242
7.25%, 06/15/28		547	608,811
WR Grace & Co-Conn, 5.63%, 10/01/24(c)(g)		300	333,375
Yingde Gases Investment Ltd., 6.25%, 01/19/23		200	205,412

			11,081,097

Commercial Services & Supplies — 0.9%
ADT Security Corp.
4.13%, 06/15/23		16	16,897
4.88%, 07/15/32(c)(g)		662	686,825
APX Group, Inc., 5.75%, 07/15/29(c)		342	343,375
ASGN, Inc., 4.63%, 05/15/28(c)		120	125,235

4

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)	USD	135	$140,400
DAE Funding LLC, 3.38%, 03/20/28(c)		490	503,016
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25		97	100,516
5.50%, 05/01/28		396	410,850
Herc Holdings, Inc., 5.50%, 07/15/27(c)		455	477,181
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	121,122
Metis Merger Sub LLC, 6.50%, 05/15/29(c)	USD	273	267,750
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		305	314,737
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.25%, 04/15/24		178	190,238
5.75%, 04/15/26(g)		416	455,520
3.38%, 08/31/27		304	295,701
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)(g)		157	160,533
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)(d)		464	482,026
United Rentals North America, Inc.
5.50%, 05/15/27		345	362,681
5.25%, 01/15/30		170	186,017
3.75%, 01/15/32(d)		441	441,000
Verisure Holding AB, 3.25%, 02/15/27	EUR	100	119,048

			6,200,668

Communications Equipment — 0.7%
Avaya, Inc., 6.13%, 09/15/28(c)(g)	USD	725	775,750
CommScope Technologies LLC, 5.00%, 03/15/27(c)(g)		674	681,953
CommScope, Inc.(c)
5.50%, 03/01/24(g)		1,097	1,128,363
6.00%, 03/01/26		103	107,378
8.25%, 03/01/27		487	515,611
7.13%, 07/01/28		245	264,294
Nokia OYJ(g)
3.38%, 06/12/22		126	128,785
4.38%, 06/12/27		177	195,142
ViaSat, Inc.(c)(g)
5.63%, 04/15/27		231	239,951
6.50%, 07/15/28		832	880,880

			4,918,107

Construction Materials(c) — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28(g)		444	455,100
3.88%, 11/15/29		175	174,125
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		139	139,695
Core & Main LP, 6.13%, 08/15/25(g)		1,178	1,194,728
H&E Equipment Services, Inc., 3.88%, 12/15/28		121	119,941
IAA, Inc., 5.50%, 06/15/27		443	464,596
Williams Scotsman International, Inc., 4.63%, 08/15/28		316	325,480
Winnebago Industries, Inc., 6.25%, 07/15/28		176	189,200
Wolverine Escrow LLC
8.50%, 11/15/24		310	300,976
9.00%, 11/15/26		273	263,415

			3,627,256

Consumer Discretionary — 1.2%
Carnival Corp.
11.50%, 04/01/23(c)		53	59,757
10.13%, 02/01/26	EUR	100	136,310
10.50%, 02/01/26(c)	USD	690	790,036

Security		Par (000)	Value

Consumer Discretionary (continued)
Carnival Corp. (continued)
5.75%, 03/01/27(c)(g)	USD	788	$800,805
9.88%, 08/01/27(c)		296	338,905
4.00%, 08/01/28(c)		1,258	1,252,817
CoreLogic, Inc., 4.50%, 05/01/28(c)		543	540,964
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(c)		135	139,725
Life Time, Inc.(c)
5.75%, 01/15/26		329	334,748
8.00%, 04/15/26		223	233,592
NCL Corp. Ltd., 5.88%, 03/15/26(c)		303	305,272
NCL Finance Ltd., 6.13%, 03/15/28(c)		648	654,480
Nielsen Finance LLC/Nielsen Finance Co.(c)
5.63%, 10/01/28		633	668,606
5.88%, 10/01/30		305	333,945
4.75%, 07/15/31		212	213,818
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		114	129,390
9.13%, 06/15/23		195	212,088
11.50%, 06/01/25		258	295,410
5.50%, 04/01/28(g)		658	670,963
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)		233	233,000

			8,344,631

Consumer Finance — 1.4%
American Express Co., (5 year CMT + 2.85%), 3.55%(b)(d)(m)		940	944,700
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	100	140,821
MoneyGram International, Inc., 5.38%, 08/01/26(c)	USD	135	140,063
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(c)(g)		455	441,819
Muthoot Finance Ltd.
6.13%, 10/31/22(c)		481	496,121
4.40%, 09/02/23		200	203,538
Navient Corp.
7.25%, 09/25/23(g)		153	168,473
6.13%, 03/25/24		105	113,925
5.88%, 10/25/24		76	82,972
6.75%, 06/15/26		40	44,850
5.00%, 03/15/27		335	348,400
OneMain Finance Corp.
6.13%, 05/15/22		85	88,398
6.88%, 03/15/25		263	298,327
7.13%, 03/15/26		295	347,363
3.50%, 01/15/27		389	395,807
6.63%, 01/15/28		262	302,610
5.38%, 11/15/29		39	42,840
Sabre GLBL, Inc.(c)
9.25%, 04/15/25		311	363,870
7.38%, 09/01/25		336	358,838
Shift4 Payments Inc., 0.00%, 12/15/25(c)(k)(l)		446	578,685
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		451	470,113
Square, Inc., 3.50%, 06/01/31(c)(g)		793	823,998
Verscend Escrow Corp., 9.75%, 08/15/26(c)(g)		1,936	2,044,900

			9,241,431

Containers & Packaging — 0.4%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		513	550,398

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	USD	258	$267,030
Graphic Packaging International LLC(c)
4.75%, 07/15/27		104	112,320
3.50%, 03/15/28		22	22,275
3.50%, 03/01/29		78	77,499
Intertape Polymer Group, Inc., 4.38%, 06/15/29(c)		171	174,770
Klabin Austria GmbH, 3.20%, 01/12/31(c)		315	310,117
LABL, Inc.(c)
6.75%, 07/15/26		235	249,375
10.50%, 07/15/27		317	348,700
Sealed Air Corp.(c)
5.13%, 12/01/24		54	58,590
4.00%, 12/01/27		92	98,210
6.88%, 07/15/33		44	56,320
Suzano Austria GmbH
3.75%, 01/15/31		200	208,360
3.13%, 01/15/32		300	296,925

			2,830,889

Diversified Consumer Services — 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(g)
6.63%, 07/15/26		2,705	2,863,919
9.75%, 07/15/27		985	1,079,658
6.00%, 06/01/29		655	655,819
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.63%, 06/01/28	EUR	100	117,884
4.63%, 06/01/28(c)(g)	USD	1,100	1,104,125
4.63%, 06/01/28(c)		710	710,000
Ascend Learning LLC, 6.88%, 08/01/25(c)(g)		1,197	1,219,444
Clarivate Science Holdings Corp.(c)
3.88%, 06/30/28		500	504,127
4.88%, 06/30/29(g)		658	662,698
Garda World Security Corp.(c)
4.63%, 02/15/27		394	395,466
9.50%, 11/01/27(g)		204	222,360
Graham Holdings Co., 5.75%, 06/01/26(c)		135	140,485
Rekeep SpA, 7.25%, 02/01/26	EUR	100	127,551
Service Corp. International
5.13%, 06/01/29	USD	107	115,560
3.38%, 08/15/30		341	340,113
4.00%, 05/15/31		484	499,657
Sotheby’s, 7.38%, 10/15/27(c)		537	573,597

			11,332,463

Diversified Financial Services — 1.9%
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		514	508,860
Alfa SAB de CV, 6.88%, 03/25/44		239	318,736
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	139,348
ASG Finance Designated Activity Co., 7.88%, 12/03/24(c)	USD	262	251,602
Barclays PLC, 5.20%, 05/12/26		200	230,166
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(b)(c)(m)		1,750	1,819,650
Central Garden & Pet Co.
4.13%, 10/15/30		240	247,500
4.13%, 04/30/31(c)		249	253,980

Security		Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc.(b)(m)
(5 year CMT + 3.42%), 3.88%(g)	USD	2,000	$2,047,000
Series W, (5 year CMT + 3.60%), 4.00%		200	206,660
doValue SpA, 3.38%, 07/31/26	EUR	100	119,071
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	144,231
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(h)	USD	275	276,270
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(b)(g)(m)		900	967,230
HSBC Holdings PLC
4.38%, 11/23/26(g)		370	418,704
(5 year CMT + 3.25%), 4.70%(b)(m)		465	480,401
(5 year CMT + 3.65%), 4.60%(b)(m)		200	205,400
India Cleantech Energy, 4.70%, 08/10/26(c)(d)		250	250,000
Intrum AB, 3.00%, 09/15/27	EUR	100	116,846
ION Trading Technologies Sarl, 5.75%, 05/15/28(c)	USD	246	254,610
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)(d)		415	424,441
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)
5.25%, 03/15/22(g)		27	26,999
4.25%, 02/01/27(g)		408	407,320
4.75%, 06/15/29		174	173,348
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(b)(g)(m)		515	592,250
Manappuram Finance Ltd., 5.90%, 01/13/23		200	204,520
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(c)		501	504,851
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		320	325,160
5.10%, 07/16/23		200	200,662
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		153	161,989
5.50%, 07/15/30		198	214,335
3.88%, 03/15/31		125	125,085
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(m)		210	216,300
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/26(c)		129	134,966

			12,968,491

Diversified Telecommunication Services — 3.3%
AT&T, Inc.(g)
4.65%, 06/01/44		111	134,472
4.85%, 07/15/45		389	480,979
4.75%, 05/15/46		2,545	3,125,656
Axtel SAB de CV, 6.38%, 11/14/24(c)		454	470,401
Cincinnati Bell, Inc.(c)
7.00%, 07/15/24(g)		191	195,059
8.00%, 10/15/25		85	89,250
Consolidated Communications, Inc., 6.50%, 10/01/28(c)(g)		840	906,973
Level 3 Financing, Inc.
5.38%, 05/01/25		146	149,183
4.63%, 09/15/27(c)		127	131,890
4.25%, 07/01/28(c)(g)		451	459,174
3.75%, 07/15/29(c)		321	314,580
Lumen Technologies, Inc.
5.13%, 12/15/26(c)(g)		639	664,125
4.00%, 02/15/27(c)		456	468,540
4.50%, 01/15/29(c)(g)		717	703,951
5.38%, 06/15/29(c)		567	581,175

6

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
Series P, 7.60%, 09/15/39	USD	140	$159,547
Series U, 7.65%, 03/15/42		386	436,195
Series W, 6.75%, 12/01/23(g)		620	686,290
Series Y, 7.50%, 04/01/24(g)		715	804,175
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		383	376,489
SoftBank Group Corp.
4.50%, 04/20/25	EUR	100	126,508
2.88%, 01/06/27		100	116,247
(5 year USD ICE Swap + 4.23%), 6.00%(b)(m)	USD	200	200,530
Sprint Capital Corp.(g)
6.88%, 11/15/28		1,689	2,178,996
8.75%, 03/15/32		768	1,183,776
Switch Ltd.(c)
3.75%, 09/15/28		445	455,224
4.13%, 06/15/29		482	496,580
Telecom Italia Capital SA
6.38%, 11/15/33		191	225,857
6.00%, 09/30/34(g)		569	652,927
7.20%, 07/18/36		137	175,018
7.72%, 06/04/38		71	95,282
Telecom Italia SpA
4.00%, 04/11/24	EUR	100	127,809
5.30%, 05/30/24(c)(g)	USD	202	219,039
2.75%, 04/15/25	EUR	100	125,109
1.63%, 01/18/29		100	116,846
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)	USD	449	450,347
Verizon Communications, Inc., 3.70%, 03/22/61(g)		1,250	1,380,846
Zayo Group Holdings, Inc.(c)(g)
4.00%, 03/01/27		1,092	1,086,540
6.13%, 03/01/28		1,542	1,569,232

			22,320,817

Education — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	194,662

Electric Utilities — 1.2%
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	1,897,955
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)		309	302,897
Enel Finance International NV, 3.63%, 05/25/27(c)(g)		1,250	1,396,157
Energuate Trust, 5.88%, 05/03/27(c)(g)		375	390,070
FirstEnergy Corp.
2.65%, 03/01/30		210	213,948
Series B, 4.40%, 07/15/27		173	192,769
Series B, 2.25%, 09/01/30		27	26,630
Series C, 7.38%, 11/15/31		43	60,087
Series C, 5.35%, 07/15/47(g)		661	831,036
Series C, 3.40%, 03/01/50		691	693,808
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		475	619,318
4.55%, 04/01/49		206	248,687
NextEra Energy Operating Partners LP(c)
4.25%, 07/15/24		205	215,547
4.25%, 09/15/24		11	11,578

Security		Par (000)	Value

Electric Utilities (continued)
Oryx Funding Ltd., 5.80%, 02/03/31(c)	USD	200	$210,313
Pike Corp., 5.50%, 09/01/28(c)		161	164,278
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(g)		750	1,057,513

			8,532,591

Electrical Equipment(c) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		490	508,855
GrafTech Finance, Inc., 4.63%, 12/15/28		176	180,620

			689,475

Electronic Equipment, Instruments & Components — 0.6%
BWX Technologies, Inc., 4.13%, 04/15/29(c)		221	226,560
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29		404	405,345
Corning, Inc., 4.38%, 11/15/57(g)		1,915	2,332,547
Energizer Holdings, Inc., 4.38%, 03/31/29(c)		24	24,165
Imola Merger Corp., 4.75%, 05/15/29(c)(g)		785	810,269
Xerox Corp., 4.80%, 03/01/35		240	244,800

			4,043,686

Energy Equipment & Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		202	212,100
6.25%, 04/01/28(g)		1,057	1,078,383
ChampionX Corp., 6.38%, 05/01/26		227	235,746
Pioneer Energy Services Corp.(a)(c)(h)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		357	396,627
(5.00% PIK), 5.00%, 11/15/25(k)		266	266,352
TechnipFMC PLC, 6.50%, 02/01/26(c)		409	438,317
USA Compression Partners LP/USA Compression Finance Corp.(g)
6.88%, 04/01/26		262	274,408
6.88%, 09/01/27		947	1,001,320

			3,903,253

Environmental, Maintenance, & Security Service — 0.6%
Clean Harbors, Inc.(c)(g)
4.88%, 07/15/27		297	311,479
5.13%, 07/15/29		205	222,938
Covanta Holding Corp., 5.00%, 09/01/30		179	192,094
GFL Environmental, Inc.(c)
3.75%, 08/01/25		346	355,082
5.13%, 12/15/26		386	405,966
4.00%, 08/01/28		447	441,741
3.50%, 09/01/28		259	259,821
4.75%, 06/15/29		508	525,094
Stericycle, Inc., 3.88%, 01/15/29(c)		210	212,888
Tervita Corp., 11.00%, 12/01/25(c)		196	224,420
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		627	637,972

			3,789,495

Equity Real Estate Investment Trusts (REITs) — 1.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(c)		223	231,362
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(c)		208	213,360

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)	USD	183	$181,927
Iron Mountain, Inc.(c)
5.25%, 07/15/30		366	390,019
5.63%, 07/15/32(g)		566	612,248
Lar Espana Real Estate Socimi SA, 1.75%, 07/22/26	EUR	100	120,642
LMIRT Capital Pte Ltd., 7.25%, 06/19/24	USD	232	233,928
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(g)		1,312	1,420,017
4.50%, 09/01/26(g)		665	708,225
5.75%, 02/01/27		32	35,760
4.50%, 01/15/28		402	426,120
3.88%, 02/15/29(c)		402	411,604
MPT Operating Partnership LP/MPT Finance Corp.(g)
5.00%, 10/15/27		68	71,981
4.63%, 08/01/29		462	497,343
3.50%, 03/15/31		1,300	1,333,774
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(g)		971	1,004,357
4.50%, 02/15/29(c)		227	229,270
RLJ Lodging Trust LP, 3.75%, 07/01/26(c)		173	175,163
Starwood Property Trust, Inc., 5.00%, 12/15/21(g)		278	278,695
Trust Fibra Uno
5.25%, 01/30/26(c)		235	263,494
6.95%, 01/30/44		1,738	2,138,131
XHR LP, 4.88%, 06/01/29(c)		80	81,755

			11,059,175

Food & Staples Retailing — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/15/25		15	15,308
3.25%, 03/15/26(c)(g)		756	774,257
7.50%, 03/15/26(c)(g)		127	138,430
4.63%, 01/15/27(c)(g)		972	1,028,376
5.88%, 02/15/28(c)		377	403,390
4.88%, 02/15/30(c)		182	197,015
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	100	138,653
BRF GmbH, 4.35%, 09/29/26	USD	200	210,288
Casino Guichard Perrachon SA, 5.25%, 04/15/27	EUR	100	118,337
Cydsa SAB de CV, 6.25%, 10/04/27(c)(g)	USD	914	949,303
Health & Happiness H&H International Holdings Ltd.,
5.63%, 10/24/24		200	205,538
Kraft Heinz Foods Co.
4.25%, 03/01/31(g)		963	1,111,276
5.00%, 07/15/35		165	204,037
6.88%, 01/26/39		306	449,273
4.63%, 10/01/39		138	163,709
6.50%, 02/09/40		205	292,792
5.00%, 06/04/42		163	204,260
5.20%, 07/15/45		356	450,892
4.38%, 06/01/46(g)		529	609,540
4.88%, 10/01/49(g)		1,182	1,474,244
5.50%, 06/01/50(g)		1,584	2,121,555
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(c)		289	320,068
Performance Food Group, Inc., 4.25%, 08/01/29(c)		431	438,004
Post Holdings, Inc.(c)
5.75%, 03/01/27		120	124,902
5.63%, 01/15/28		86	90,515
5.50%, 12/15/29		152	162,640

Security		Par (000)	Value

Food & Staples Retailing (continued)
Post Holdings, Inc.(c) (continued)
4.63%, 04/15/30	USD	224	$228,200
4.50%, 09/15/31		177	179,124
Premier Foods Finance PLC, 3.50%, 10/15/26	GBP	100	139,097
US Foods, Inc., 4.75%, 02/15/29(c)	USD	384	391,680

			13,334,703

Food Products(c) — 0.7%
Aramark Services, Inc.
5.00%, 04/01/25		347	356,109
5.00%, 02/01/28(g)		828	860,193
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/25(g)		656	683,683
4.63%, 11/15/28		311	323,530
Frigorifico Concepcion SA, 7.70%, 07/21/28		200	206,250
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28		290	317,242
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29(g)		734	822,087
3.75%, 12/01/31		452	464,430
MHP Lux SA, 6.25%, 09/19/29(g)		600	595,238
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		364	367,494

			4,996,256

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)		213	221,254

Health Care Equipment & Supplies(c) — 0.4%
Avantor Funding, Inc., 4.63%, 07/15/28(g)		1,195	1,257,738
Hologic, Inc., 3.25%, 02/15/29		112	113,122
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(g)		1,304	1,421,073

			2,791,933

Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(c)		180	188,550
AdaptHealth LLC(c)
6.13%, 08/01/28		194	203,700
4.63%, 08/01/29		130	129,509
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		350	353,950
Anthem, Inc., 2.75%, 10/15/42(k)		163	884,438
Centene Corp.
4.25%, 12/15/27		168	177,240
2.45%, 07/15/28		792	802,890
4.63%, 12/15/29(g)		1,961	2,149,158
3.00%, 10/15/30		826	858,330
2.50%, 03/01/31(g)		1,563	1,564,954
Centene Corporation, 2.63%, 08/01/31(d)		538	542,035
CHS/Community Health Systems, Inc.(c)
6.63%, 02/15/25(g)		879	921,711
8.00%, 03/15/26(g)		1,861	1,995,215
5.63%, 03/15/27(g)		790	836,412
6.00%, 01/15/29(g)		621	660,589
6.88%, 04/15/29		74	77,885
6.13%, 04/01/30		384	389,004
DaVita, Inc., 4.63%, 06/01/30(c)		86	88,903
Encompass Health Corp.
4.50%, 02/01/28		59	61,213
4.75%, 02/01/30		486	518,805

8

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Encompass Health Corp. (continued)
4.63%, 04/01/31	USD	270	$293,665
HCA, Inc.
5.38%, 02/01/25(g)		1,193	1,352,146
5.38%, 09/01/26(g)		229	266,213
5.63%, 09/01/28(g)		552	663,780
5.88%, 02/01/29		221	270,172
3.50%, 09/01/30(g)		1,215	1,319,429
Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)		124	124,310
LifePoint Health, Inc., 5.38%, 01/15/29(c)(g)		569	566,155
ModivCare, Inc., 5.88%, 11/15/25(c)		91	96,574
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		195	204,019
3.88%, 11/15/30		390	412,912
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		686	836,751
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		400	429,344
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)		129	137,082
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25(g)		782	795,685
10.00%, 04/15/27		848	924,320
Teleflex, Inc.
4.63%, 11/15/27		72	75,939
4.25%, 06/01/28(c)		325	338,812
Tenet Healthcare Corp.
4.63%, 07/15/24(g)		254	257,175
4.63%, 09/01/24(c)		433	442,742
7.50%, 04/01/25(c)		166	178,450
4.88%, 01/01/26(c)(g)		1,537	1,586,952
6.25%, 02/01/27(c)(g)		115	119,744
5.13%, 11/01/27(c)(g)		795	832,762
6.13%, 10/01/28(c)		506	538,890
4.25%, 06/01/29(c)		380	387,600
UnitedHealth Group, Inc., 4.38%, 03/15/42(g)		750	941,967
Vizient, Inc., 6.25%, 05/15/27(c)		483	505,339

			28,303,420

Health Care Technology — 0.7%
CAB SELAS, 3.38%, 02/01/28	EUR	100	119,663
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(c)	USD	341	356,771
2.38%, 03/01/28	EUR	124	148,051
3.13%, 02/15/29(c)	USD	230	225,400
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)(g)		810	819,112
Charles River Laboratories International, Inc.(c)
3.75%, 03/15/29		44	45,155
4.00%, 03/15/31		125	131,513
Chrome Bidco SASU, 3.50%, 05/31/28	EUR	100	120,861
Indigo Merger Sub, Inc., 2.88%, 07/15/26(c)	USD	563	575,054
IQVIA, Inc.(c)
5.00%, 10/15/26		548	563,070
5.00%, 05/15/27(g)		717	747,473
MEDNAX, Inc., 6.25%, 01/15/27(c)		163	171,714
Syneos Health, Inc., 3.63%, 01/15/29(c)(g)		600	595,500

			4,619,337

Hotels, Restaurants & Leisure — 3.1%
1011778 BC ULC/New Red Finance, Inc.(c)
3.88%, 01/15/28(g)		701	706,994
4.38%, 01/15/28		157	159,167

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Affinity Gaming, 6.88%, 12/15/27(c)	USD	43	$45,593
Boyd Gaming Corp.(c)
8.63%, 06/01/25		124	135,159
4.75%, 06/15/31		495	512,129
Boyne USA, Inc., 4.75%, 05/15/29(c)		314	323,812
Caesars Entertainment, Inc.(c)(g)
6.25%, 07/01/25		1,916	2,021,380
8.13%, 07/01/27		1,826	2,008,016
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(c)(g)		623	646,362
Champion Path Holdings Ltd.
4.50%, 01/27/26		250	255,000
4.85%, 01/27/28		200	204,662
Churchill Downs, Inc.(c)
5.50%, 04/01/27(g)		713	741,363
4.75%, 01/15/28		300	310,875
Cirsa Finance International Sarl, 4.75%, 05/22/25	EUR	100	118,026
Everi Holdings, Inc., 5.00%, 07/15/29(c)	USD	66	67,485
Fortune Star BVI Ltd.
5.95%, 01/29/23		200	204,288
6.75%, 07/02/23		250	259,578
6.85%, 07/02/24		362	379,195
5.95%, 10/19/25		400	408,325
5.05%, 01/27/27		200	197,538
Gamma Bidco SpA, 6.25%, 07/15/25	EUR	100	124,556
Golden Nugget, Inc., 6.75%, 10/15/24(c)(g)	USD	1,273	1,276,182
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30(g)		1,033	1,107,985
4.00%, 05/01/31(c)		306	313,199
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	254,615
International Game Technology PLC, 3.50%, 06/15/26	EUR	100	121,372
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26	USD	16	16,593
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	256,250
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)		200	208,500
MGM China Holdings Ltd., 5.88%, 05/15/26		250	260,203
MGM Resorts International
7.75%, 03/15/22(g)		438	453,877
6.00%, 03/15/23		494	521,787
5.75%, 06/15/25		35	38,085
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		331	332,655
Penn National Gaming, Inc., 4.13%, 07/01/29(c)		114	112,398
Powdr Corp., 6.00%, 08/01/25(c)		512	536,054
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(c)		225	228,375
Scientific Games International, Inc.
5.00%, 10/15/25(c)(g)		414	424,747
3.38%, 02/15/26	EUR	300	356,409
8.25%, 03/15/26(c)(g)	USD	692	734,392
7.00%, 05/15/28(c)		190	204,725
7.25%, 11/15/29(c)		213	238,854
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25	GBP	100	146,124
Studio City Finance Ltd., 5.00%, 01/15/29(c)	USD	435	429,837
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)		204	210,873

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)	USD	268	$281,306
Wynn Macau Ltd.
5.50%, 01/15/26		200	206,250
5.50%, 10/01/27		200	205,590
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)(g)		1,044	1,085,447
Yum! Brands, Inc.
3.88%, 11/01/23		110	116,292
7.75%, 04/01/25(c)		338	365,462
4.75%, 01/15/30(c)		159	174,105
3.63%, 03/15/31		123	125,460
5.35%, 11/01/43		85	92,438

			21,265,944

Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(c)(d)		128	128,355
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(c)
5.00%, 06/15/29		266	270,788
4.88%, 02/15/30		539	537,768
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		27	28,755
Controladora Mabe SA de CV, 5.60%, 10/23/28(c)		624	728,988
Forestar Group, Inc., 3.85%, 05/15/26(c)		133	134,330
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		398	421,880
KB Home, 4.00%, 06/15/31		124	128,960
LGI Homes, Inc., 4.00%, 07/15/29(c)		71	72,020
Mattamy Group Corp., 4.63%, 03/01/30(c)		306	317,108
Meritage Homes Corp., 5.13%, 06/06/27		57	64,068
NCR Corp.(c)
5.75%, 09/01/27		259	273,245
5.00%, 10/01/28		143	147,258
5.13%, 04/15/29		237	246,679
6.13%, 09/01/29		93	100,859
5.25%, 10/01/30		145	152,612
Newell Brands, Inc., 6.00%, 04/01/46		142	184,316
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		287	323,879
5.13%, 08/01/30		75	81,563
Tempur Sealy International, Inc., 4.00%, 04/15/29(c)		347	355,675

			4,699,106

Household Products — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(c)		94	95,316

Independent Power and Renewable Electricity Producers — 1.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24		200	217,287
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	210,037
Calpine Corp.(c)
5.25%, 06/01/26(g)		439	451,670
4.50%, 02/15/28(g)		535	551,050
5.13%, 03/15/28(g)		1,554	1,573,425
4.63%, 02/01/29		308	303,765
5.00%, 02/01/31		226	228,260
3.75%, 03/01/31		7	6,736
Clearway Energy Operating LLC, 4.75%, 03/15/28(c)		55	58,300
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(c)		250	250,906
Greenko Dutch BV, 3.85%, 03/29/26		200	201,163
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	205,750

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26	USD	200	$211,975
India Green Energy Holdings
5.38%, 04/29/24(c)		325	339,219
5.38%, 04/29/24		250	260,937
Investment Energy Resources Ltd., 6.25%, 04/26/29(c)		230	249,090
NRG Energy, Inc.
6.63%, 01/15/27(g)		989	1,023,813
5.25%, 06/15/29(c)(g)		347	372,157
3.63%, 02/15/31(c)		365	367,737
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	210,100
ReNew Power Synthetic, 6.67%, 03/12/24		200	207,250
TerraForm Power Operating LLC, 4.75%, 01/15/30(c)		179	188,398

			7,689,025

Insurance — 2.0%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)(d)		295	293,525
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)(g)
4.25%, 10/15/27		1,472	1,463,036
6.75%, 10/15/27		1,994	2,081,238
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)(g)		2,000	2,168,400
AmWINS Group, Inc., 4.88%, 06/30/29(c)		340	346,800
Aon PLC, 3.88%, 12/15/25(g)		1,280	1,426,386
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(b)(m)		310	334,800
AssuredPartners, Inc., 5.63%, 01/15/29(c)		345	342,485
BroadStreet Partners, Inc., 5.88%, 04/15/29(c)		244	247,050
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		403	427,180
HUB International Ltd., 7.00%, 05/01/26(c)(g)		1,322	1,368,534
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(b)(c)(g)		690	759,635
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(c)(g)		700	860,622
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR	100	133,229
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(b)(g)	USD	1,090	1,152,588

			13,405,508

Interactive Media & Services — 0.7%
21Vianet Group, Inc., 7.88%, 10/15/21		400	394,700
Arches Buyer, Inc., 4.25%, 06/01/28(c)		143	145,111
Cablevision Lightpath LLC(c)
3.88%, 09/15/27		218	216,365
5.63%, 09/15/28		401	408,018
Netflix, Inc.
4.88%, 04/15/28		89	104,005
5.88%, 11/15/28(g)		877	1,089,672
6.38%, 05/15/29		43	55,275
5.38%, 11/15/29(c)(g)		743	916,676
4.88%, 06/15/30(c)(g)		375	451,789
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/28(c)		313	307,523
Twitter, Inc., 3.88%, 12/15/27(c)		360	385,056
United Group BV
4.88%, 07/01/24	EUR	100	119,811
4.00%, 11/15/27		100	117,310

			4,711,311

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(d)	GBP	100	138,760

10

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services — 1.1%
Airbnb, Inc., 0.00%, 03/15/26(c)(k)(l)	USD	724	$678,388
ANGI Group LLC, 3.88%, 08/15/28(c)		340	339,575
Booking Holdings, Inc., 0.75%, 05/01/25(k)		870	1,228,523
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27		359	376,566
3.50%, 03/01/29		159	159,199
Match Group Holdings II LLC(c)
5.63%, 02/15/29		209	228,594
4.13%, 08/01/30		262	274,117
Uber Technologies, Inc.(c)
0.00%, 12/15/25(k)(l)		2,019	1,969,534
8.00%, 11/01/26(g)		843	903,064
7.50%, 09/15/27(g)		1,085	1,185,579
6.25%, 01/15/28		260	280,540
Zillow Group, Inc., 1.38%, 09/01/26(k)		70	174,335

			7,798,014

IT Services — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		140	144,200
Austin BidCo, Inc., 7.13%, 12/15/28(c)		93	95,093
Banff Merger Sub, Inc., 9.75%, 09/01/26(c)(g)		1,939	2,038,374
Booz Allen Hamilton, Inc.(c)
3.88%, 09/01/28		468	477,360
4.00%, 07/01/29		530	544,305
Camelot Finance SA, 4.50%, 11/01/26(c)(g)		524	546,270
Castle US Holding Corp., 9.50%, 02/15/28(c)		330	344,084
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	100	123,690
Dun & Bradstreet Corp.(c) 6.88%, 08/15/26(g)	USD	555	587,606
10.25%, 02/15/27		388	423,393
Fair Isaac Corp., 4.00%, 06/15/28(c)		207	216,253
Gartner, Inc.(c)
3.63%, 06/15/29		287	293,816
3.75%, 10/01/30(g)		576	591,840
KBR, Inc., 4.75%, 09/30/28(c)		243	245,430
Rackspace Technology Global, Inc., 5.38%, 12/01/28(c)(g)		410	417,392
Science Applications International Corp., 4.88%, 04/01/28(c)		332	348,185
Twilio, Inc., 3.88%, 03/15/31		449	469,609
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		500	500,863

			8,407,763

Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27(c)		358	392,458
3.75%, 04/01/29(c)		131	138,439
6.20%, 10/01/40		197	248,866
5.45%, 11/01/41		85	100,088

			879,851

Machinery — 0.9%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)		139	141,433
Colfax Corp., 6.38%, 02/15/26(c)		145	152,975
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(g)(h)		587	636,458
Madison IAQ LLC(c)
4.13%, 06/30/28		124	124,182
5.88%, 06/30/29		560	565,992
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		177	182,974

Security		Par (000)	Value

Machinery (continued)
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)(g)	USD	607	$619,140
Renk AG/Frankfurt am Main, 5.75%, 07/15/25	EUR	100	124,616
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	197	211,282
Terex Corp., 5.00%, 05/15/29(c)		381	394,811
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)(g)		1,065	1,096,109
TK Elevator Midco GmbH, 4.38%, 07/15/27	EUR	100	124,070
TK Elevator US Newco Inc., 5.25%, 07/15/27(c)(g)	USD	908	958,893
Vertical Holdco GmbH, 7.63%, 07/15/28(c)		552	597,374

			5,930,309

Media — 9.2%
Altice Financing SA
7.50%, 05/15/26(c)(g)		1,049	1,091,243
3.00%, 01/15/28	EUR	100	113,564
5.00%, 01/15/28(c)	USD	462	453,915
Altice France Holding SA(c)
10.50%, 05/15/27(g)		1,864	2,050,400
6.00%, 02/15/28		497	490,166
AMC Networks, Inc.
5.00%, 04/01/24		16	16,240
4.75%, 08/01/25		331	339,268
4.25%, 02/15/29		157	157,000
Block Communications, Inc., 4.88%, 03/01/28(c)		168	170,100
Cable One, Inc.(c)
1.13%, 03/15/28(k)		1,312	1,328,558
4.00%, 11/15/30		228	229,140
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(c)(g)		861	900,821
5.00%, 02/01/28(c)(g)		116	121,626
5.38%, 06/01/29(c)(g)		658	716,167
4.75%, 03/01/30(c)		169	179,132
4.50%, 08/15/30(c)(g)		1,707	1,792,350
4.25%, 02/01/31(c)(g)		902	930,657
4.50%, 05/01/32		991	1,036,834
4.50%, 06/01/33(c)		375	390,375
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(g)		3,000	4,220,270
Cinemark USA, Inc., 5.25%, 07/15/28(c)		101	94,940
Clear Channel International BV, 6.63%, 08/01/25(c)		507	531,716
Clear Channel Outdoor Holdings, Inc.(c)
7.75%, 04/15/28		621	647,591
7.50%, 06/01/29		887	920,759
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(c)(g)		2,277	2,337,796
Comcast Corp., 4.60%, 08/15/45(g)		1,750	2,239,395
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)(g)		2,548	2,678,585
CSC Holdings LLC
5.25%, 06/01/24		633	683,956
6.50%, 02/01/29(c)		368	405,875
5.75%, 01/15/30(c)		855	891,072
4.63%, 12/01/30(c)(g)		1,093	1,076,605
3.38%, 02/15/31(c)		200	190,000
4.50%, 11/15/31(c)(g)		598	602,485
5.00%, 11/15/31(c)		334	336,221
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(c)(g)		463	268,540
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(c)(d)		563	582,086

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Discovery Communications LLC, 4.95%, 05/15/42(g)	USD	400	$489,232
DISH DBS Corp.
5.88%, 07/15/22(g)		999	1,033,965
5.00%, 03/15/23(g)		303	315,499
7.75%, 07/01/26(g)		1,391	1,587,479
5.13%, 06/01/29(c)		733	726,623
DISH Network Corp.(k)
2.38%, 03/15/24		328	316,930
3.38%, 08/15/26		1,178	1,207,450
Frontier Communications Holdings LLC(c)
5.88%, 10/15/27(g)		592	632,641
5.00%, 05/01/28		1,094	1,131,623
6.75%, 05/01/29		629	669,885
GCI LLC, 4.75%, 10/15/28(c)		115	119,744
Hughes Satellite Systems Corp., 5.25%, 08/01/26(g)		217	242,498
iHeartCommunications, Inc.
6.38%, 05/01/26		192	202,364
8.38%, 05/01/27		45	47,868
5.25%, 08/15/27(c)		213	222,018
4.75%, 01/15/28(c)		96	99,465
Lamar Media Corp., 4.00%, 02/15/30		163	165,748
LCPR Senior Secured Financing DAC(c)
6.75%, 10/15/27		200	213,398
5.13%, 07/15/29(g)		670	685,075
Liberty Broadband Corp.(c)(k)
1.25%, 09/30/50		642	650,988
2.75%, 09/30/50		1,054	1,131,595
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(h)		453	444,989
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		181	185,290
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26(c)		400	413,125
Live Nation Entertainment, Inc.
2.50%, 03/15/23(k)		604	784,475
4.88%, 11/01/24(c)		40	40,650
2.00%, 02/15/25(k)		1,094	1,171,674
6.50%, 05/15/27(c)(g)		1,411	1,557,391
4.75%, 10/15/27(c)		331	338,034
3.75%, 01/15/28(c)		245	245,598
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	200	243,639
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)	USD	209	217,642
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(m)		250	262,703
News Corp., 3.88%, 05/15/29(c)		158	160,839
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		392	399,840
4.25%, 01/15/29		154	154,273
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	100	141,301
Qualitytech LP/QTS Finance Corp., 3.88%, 10/01/28(c)	USD	298	319,209
Radiate Holdco LLC/Radiate Finance, Inc.(c)(g)
4.50%, 09/15/26		597	617,901
6.50%, 09/15/28		2,133	2,216,571
Sable International Finance Ltd.
5.75%, 09/07/27		527	551,453
5.75%, 09/07/27(c)		200	209,280
Scripps Escrow II, Inc.(c)
3.88%, 01/15/29		114	114,043
5.38%, 01/15/31		130	129,675

Security		Par (000)	Value

Media (continued)
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)	USD	376	$364,829
Sirius XM Radio, Inc.(c)
4.63%, 07/15/24		7	7,166
4.00%, 07/15/28		695	717,014
5.50%, 07/01/29		563	616,570
4.13%, 07/01/30(g)		534	550,917
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	124,129
TEGNA, Inc., 5.50%, 09/15/24(c)	USD	33	33,462
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		400	421,200
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)		177	161,778
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)(g)		997	1,066,092
Univision Communications, Inc., 5.13%, 02/15/25(c)		110	111,704
UPC Broadband Finco BV, 4.88%, 07/15/31(c)(g)		574	585,480
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	121,887
ViacomCBS, Inc., 5.85%, 09/01/43(g)	USD	645	901,527
Videotron Ltd.(c)
5.13%, 04/15/27(g)		345	359,662
3.63%, 06/15/29		462	473,550
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)(g)		399	401,905
VTR Comunicaciones SpA, 4.38%, 04/15/29(c)		290	289,057
Ziggo Bond Co. BV(c)
6.00%, 01/15/27(g)		638	664,343
5.13%, 02/28/30		295	303,112
Ziggo BV(c)
5.50%, 01/15/27(g)		313	324,503
4.88%, 01/15/30		217	223,836

			62,850,854

Metals & Mining — 2.6%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		450	477,787
Allegheny Technologies, Inc., 7.88%, 08/15/23		151	165,094
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	207,100
Arconic Corp.(c)
6.00%, 05/15/25		361	381,758
6.13%, 02/15/28		443	471,795
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(g)		250	311,650
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)(g)		1,542	1,694,272
Constellium SE(c)
5.88%, 02/15/26(g)		1,443	1,479,436
3.75%, 04/15/29		895	892,762
Freeport-McMoRan, Inc.
4.38%, 08/01/28		366	387,503
5.40%, 11/14/34		39	49,579
5.45%, 03/15/43		1,355	1,741,771
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(c)		254	274,606
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)(g)		362	366,536
HTA Group Ltd., 7.00%, 12/18/25(c)		410	435,420
JSW Steel Ltd., 5.95%, 04/18/24		200	209,350
Kaiser Aluminum Corp.(c)
4.63%, 03/01/28		115	120,058
4.50%, 06/01/31		164	170,560
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24		200	173,288
New Gold, Inc., 7.50%, 07/15/27(c)(g)		900	969,336
Nexa Resources SA, 5.38%, 05/04/27(c)(g)		657	687,386

12

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Novelis Corp.(c)
5.88%, 09/30/26	USD	413	$428,558
3.25%, 11/15/26(d)		532	539,980
4.75%, 01/30/30		994	1,058,421
3.88%, 08/15/31(d)		767	775,629
Periama Holdings LLC, 5.95%, 04/19/26		276	291,402
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(g)		400	534,528
thyssenkrupp AG
1.88%, 03/06/23	EUR	43	51,366
2.88%, 02/22/24		100	121,029
Usiminas International Sarl, 5.88%, 07/18/26(c)	USD	200	214,975
Vale Overseas Ltd.
6.25%, 08/10/26(g)		425	511,232
3.75%, 07/08/30		295	314,544
Vedanta Resources Finance II PLC
8.00%, 04/23/23		313	289,388
13.88%, 01/21/24		200	210,600
8.95%, 03/11/25(c)		595	560,787

			17,569,486

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(c)		173	169,756

Multi-line Retail — 0.2%
Future Retail Ltd., 5.60%, 01/22/25		200	143,225
Grupo Axo SAPI de CV, 5.75%, 06/08/26(c)		324	325,377
InRetail Consumer, 3.25%, 03/22/28(c)		200	196,740
Marks & Spencer PLC, 4.50%, 07/10/27	GBP	100	149,077
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)	USD	506	540,145

			1,354,564

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 3.63%, 05/01/29(c)		124	127,100

Oil, Gas & Consumable Fuels — 12.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)(g)		1,054	1,127,470
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
7.88%, 05/15/26		259	286,793
5.75%, 03/01/27		289	297,670
5.75%, 01/15/28		75	78,375
5.38%, 06/15/29		263	270,085
Antero Resources Corp.(c)
7.63%, 02/01/29		480	526,056
5.38%, 03/01/30		56	56,980
Apache Corp.
4.88%, 11/15/27		274	294,498
4.38%, 10/15/28		29	30,723
4.25%, 01/15/30		308	321,090
5.10%, 09/01/40(g)		820	879,450
5.25%, 02/01/42		114	122,550
4.75%, 04/15/43(g)		1,105	1,135,387
4.25%, 01/15/44		200	195,960
Arcosa, Inc., 4.38%, 04/15/29(c)		477	487,732
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27(g)		728	997,360
5.88%, 06/30/29		486	478,710
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(l)		354	266,483

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)(g)	USD	514	$522,733
Buckeye Partners LP
4.13%, 03/01/25(c)		345	357,653
5.85%, 11/15/43		182	182,910
5.60%, 10/15/44		232	228,956
Callon Petroleum Co.
6.13%, 10/01/24		161	150,567
9.00%, 04/01/25(c)(g)		1,202	1,295,155
8.00%, 08/01/28(c)		720	676,375
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(k)	EUR	200	233,691
Cenovus Energy, Inc., 5.40%, 06/15/47	USD	104	129,376
Centennial Resource Production LLC
6.88%, 04/01/27(c)		342	336,015
3.25%, 04/01/28(k)		1,143	1,288,047
Cheniere Energy Partners LP
5.63%, 10/01/26		323	333,533
4.50%, 10/01/29(g)		655	706,581
4.00%, 03/01/31(c)		864	913,939
Cheniere Energy, Inc., 4.63%, 10/15/28		2,168	2,285,462
Citgo Holding, Inc., 9.25%, 08/01/24(c)		407	405,919
CNX Resources Corp.
2.25%, 05/01/26(k)		637	770,770
6.00%, 01/15/29(c)		276	292,635
Colgate Energy Partners III LLC(c)
7.75%, 02/15/26		342	366,809
5.88%, 07/01/29		380	394,250
Comstock Resources, Inc.(c)
7.50%, 05/15/25		117	121,095
6.75%, 03/01/29(g)		652	681,242
5.88%, 01/15/30		340	342,057
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)		469	486,587
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)(g)		1,307	1,339,675
DCP Midstream Operating LP
6.45%, 11/03/36(c)(g)		254	304,800
6.75%, 09/15/37(c)(g)		418	515,185
5.60%, 04/01/44		7	8,025
DT Midstream, Inc.(c)
4.13%, 06/15/29		553	567,157
4.38%, 06/15/31		717	743,887
Dycom Industries, Inc., 4.50%, 04/15/29(c)		130	131,625
eG Global Finance PLC
6.75%, 02/07/25(c)		452	462,735
6.25%, 10/30/25	EUR	142	172,558
8.50%, 10/30/25(c)	USD	299	313,202
Enbridge, Inc.(b)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	2,076,310
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		690	779,707
Endeavor Energy Resources LP/EER Finance, Inc.(c)
6.63%, 07/15/25		32	33,840
5.50%, 01/30/26(g)		728	750,750
5.75%, 01/30/28		567	593,093
Energean Israel Finance Ltd., 4.88%, 03/30/26(c)		260	265,980
Energy Transfer LP
6.13%, 12/15/45(g)		500	641,920
5.30%, 04/15/47(g)		350	413,628
Series H, (5 year CMT + 5.69%), 6.50%(b)(m)		820	841,574

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC
5.63%, 01/15/28(c)	USD	226	$239,153
5.38%, 06/01/29		98	101,939
EnLink Midstream Partners LP
4.40%, 04/01/24		281	295,247
4.15%, 06/01/25		68	70,224
4.85%, 07/15/26		160	167,245
5.60%, 04/01/44		237	231,075
5.05%, 04/01/45		39	36,075
Enterprise Products Operating LLC, (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)		420	433,663
EQM Midstream Partners LP
4.13%, 12/01/26		131	132,305
4.50%, 01/15/29(c)		312	315,753
4.75%, 01/15/31(c)(g)		1,258	1,280,015
EQT Corp.
1.75%, 05/01/26(k)		544	803,434
3.13%, 05/15/26(c)		226	232,486
3.90%, 10/01/27		197	213,499
5.00%, 01/15/29		41	46,359
7.50%, 02/01/30		158	207,525
3.63%, 05/15/31(c)		64	67,789
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25(g)		53	52,603
7.75%, 02/01/28		144	145,469
Geopark Ltd., 5.50%, 01/17/27(c)		215	217,580
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	190,162
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(c)		214	212,930
Harvest Midstream I LP, 7.50%, 09/01/28(c)		128	136,868
Hess Corp., 4.30%, 04/01/27(g)		750	838,165
Hilong Holding Ltd., 9.75%, 11/18/24		407	358,160
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	206,787
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,587	1,619,246
Independence Energy Finance LLC, 7.25%, 05/01/26(c)(g)		602	627,585
Indigo Natural Resources LLC, 5.38%, 02/01/29(c)		515	536,887
ITT Holdings LLC, 6.50%, 08/01/29(c)		437	435,875
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(g)		2,500	2,741,746
Leviathan Bond Ltd., 5.75%, 06/30/23(c)		328	341,836
Matador Resources Co., 5.88%, 09/15/26(g)		1,308	1,329,543
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		320	332,704
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	251,766
MEG Energy Corp., 6.50%, 01/15/25(c)(g)		1,278	1,317,937
MPLX LP, 4.25%, 12/01/27		235	268,821
Murphy Oil Corp.
5.75%, 08/15/25		27	27,540
6.38%, 12/01/42		35	34,913
Murphy Oil USA, Inc., 4.75%, 09/15/29		171	181,260
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	203,250
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(c)		88	90,165
New Fortress Energy, Inc.(c)(g)
6.75%, 09/15/25		1,986	2,025,760
6.50%, 09/30/26		1,377	1,391,073
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)(g)		998	1,025,445
NGPL PipeCo LLC, 7.77%, 12/15/37(c)(g)		270	394,347

Security		Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)(g)	USD	611		$639,931
NuStar Logistics LP
6.00%, 06/01/26		234		252,720
6.38%, 10/01/30		30		33,297
Occidental Petroleum Corp.
6.95%, 07/01/24		81		90,315
5.50%, 12/01/25		130		143,000
5.55%, 03/15/26		48		52,540
8.88%, 07/15/30		49		66,113
6.13%, 01/01/31(g)		743		877,743
6.20%, 03/15/40		816		944,520
4.50%, 07/15/44(g)		2,268		2,233,980
4.63%, 06/15/45		37		37,128
4.10%, 02/15/47		490		463,780
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(c)(h)		—	(e)	139
Oil and Gas Holding Co., 7.63%, 11/07/24		273		302,740
OQ SAOC, 5.13%, 05/06/28(c)		300		300,094
Ovintiv Exploration, Inc., 5.38%, 01/01/26		42		47,406
Ovintiv, Inc.
7.38%, 11/01/31		97		131,052
6.50%, 08/15/34		63		84,037
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(c)(g)		150		137,250
PDC Energy, Inc.
1.13%, 09/15/21(k)		1,091		1,081,544
6.13%, 09/15/24		177		180,098
6.25%, 12/01/25		144		148,320
5.75%, 05/15/26		292		301,659
Pertamina Persero PT, 3.65%, 07/30/29		446		477,443
Petrobras Global Finance BV
5.30%, 01/27/25		200		224,037
8.75%, 05/23/26(g)		637		813,130
6.00%, 01/27/28(g)		152		173,052
5.60%, 01/03/31		674		749,319
Petroleos Mexicanos
6.50%, 03/13/27(g)		689		729,651
6.35%, 02/12/48		273		232,903
Pioneer Natural Resources Co., 0.25%, 05/15/25(k)		729		1,070,901
Puma International Financing SA, 5.13%, 10/06/24(c)		483		483,755
Range Resources Corp.
5.88%, 07/01/22		57		57,570
5.00%, 08/15/22(g)		312		318,240
5.00%, 03/15/23		145		150,075
4.88%, 05/15/25		18		18,666
9.25%, 02/01/26		79		85,716
Saudi Arabian Oil Co., 2.25%, 11/24/30(c)(g)		745		736,134
Shell International Finance BV, 4.38%, 05/11/45(g)		450		563,543
SM Energy Co.
10.00%, 01/15/25(c)(g)		1,129		1,256,012
5.63%, 06/01/25		72		70,737
6.75%, 09/15/26		127		126,028
6.50%, 07/15/28		201		200,164
Southwestern Energy Co.
4.10%, 03/15/22		272		273,360
7.50%, 04/01/26		70		73,837
8.38%, 09/15/28		271		302,219
Stoneway Capital Corp.(i)(j)
10.00%, 03/01/27(c)		940		254,574
10.00%, 03/01/27		333		90,217
Suncor Energy, Inc., 6.50%, 06/15/38(g)		800		1,140,306

14

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27	USD	75	$78,281
5.88%, 03/15/28		147	154,718
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25(c)		167	181,195
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26(g)		312	326,430
5.38%, 02/01/27		2	2,073
6.50%, 07/15/27		258	280,252
6.88%, 01/15/29(g)		673	755,843
5.50%, 03/01/30		489	538,462
4.88%, 02/01/31(c)		359	388,169
Transocean, Inc., 11.50%, 01/30/27(c)		195	194,025
Venture Global Calcasieu Pass LLC(c)(d)
3.88%, 08/15/29		910	929,337
4.13%, 08/15/31		893	924,657
Vine Energy Holdings LLC, 6.75%, 04/15/29(c)(g)		751	782,917
Vivo Energy Investments BV, 5.13%, 09/24/27(c)		549	582,901
Western Midstream Operating LP
5.45%, 04/01/44(g)		934	1,048,415
5.30%, 03/01/48		24	26,455
5.50%, 08/15/48		82	91,430
6.50%, 02/01/50(g)		983	1,156,254
Williams Cos, Inc., 4.50%, 11/15/23(g)		1,750	1,888,065

			84,272,463

Personal Products — 0.0%
Coty, Inc.
4.00%, 04/15/23	EUR	100	117,646
3.88%, 04/15/26		100	119,070

			236,716

Pharmaceuticals — 2.4%
AbbVie, Inc.(g)
4.75%, 03/15/45	USD	500	636,947
4.45%, 05/14/46		1,000	1,235,638
Bausch Health Americas, Inc.(c)
9.25%, 04/01/26		61	66,033
8.50%, 01/31/27(g)		853	922,225
Bausch Health Cos., Inc.(c)
9.00%, 12/15/25		351	374,636
5.75%, 08/15/27		249	262,072
5.00%, 01/30/28		223	212,686
4.88%, 06/01/28		925	954,452
5.00%, 02/15/29(g)		675	637,841
7.25%, 05/30/29(g)		664	687,240
5.25%, 01/30/30		291	273,878
5.25%, 02/15/31		51	47,813
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27	EUR	100	119,811
CVS Health Corp., 5.05%, 03/25/48(g)	USD	1,110	1,478,896
Elanco Animal Health, Inc., 5.90%, 08/28/28		316	377,810
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(c)(g)		875	877,800
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(c)(g)		615	611,156
Gruenenthal GmbH, 4.13%, 05/15/28	EUR	100	121,899
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(c)	USD	962	1,036,555
Jazz Securities DAC, 4.38%, 01/15/29(c)		506	527,394
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	121,432

Security		Par (000)	Value

Pharmaceuticals (continued)
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	100	$118,607
Organon & Co./Organon Foreign Debt Co-Issuer BV(c)
4.13%, 04/30/28	USD	953	977,216
5.13%, 04/30/31		931	958,930
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)		283	295,735
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)(g)		931	949,620
Prestige Brands, Inc., 3.75%, 04/01/31(c)		190	187,862
Rossini Sarl, 6.75%, 10/30/25	EUR	166	205,659
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25		100	129,212
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	219,015
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(g)		650	721,076

			16,347,146

Producer Durables: Miscellaneous — 0.0%
Oracle Corp., 3.60%, 04/01/50		250	261,062

Real Estate Management & Development — 4.1%
Adler Group SA, 2.75%, 11/13/26	EUR	200	235,444
Agile Group Holdings Ltd.
5.75%, 01/02/25	USD	224	216,440
6.05%, 10/13/25		200	190,350
(5 year CMT + 11.08%), 7.75%(b)(m)		200	185,350
(5 year CMT + 11.29%), 7.88%(b)(m)		200	188,975
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)		525	543,375
Canary Wharf Group Investment Holdings PLC, 1.75%, 04/07/26	EUR	100	120,978
Central China Real Estate Ltd.
6.88%, 08/08/22	USD	200	189,500
7.65%, 08/27/23		245	214,987
7.90%, 11/07/23		230	199,022
CFLD Cayman Investment Ltd.(i)(j)
8.63%, 02/28/21		200	71,225
6.90%, 01/13/23		400	143,450
8.60%, 04/08/24		200	71,663
China Aoyuan Group Ltd.
5.38%, 09/13/22		200	188,458
7.95%, 02/19/23		450	429,750
6.35%, 02/08/24		435	389,325
5.98%, 08/18/25		200	165,000
China Evergrande Group
8.25%, 03/23/22		450	249,750
9.50%, 04/11/22		200	107,000
11.50%, 01/22/23		450	192,375
12.00%, 01/22/24		250	105,000
China SCE Group Holdings Ltd.
7.25%, 04/19/23		200	201,225
7.38%, 04/09/24		650	649,919
7.00%, 05/02/25		200	191,250
CIFI Holdings Group Co. Ltd.
6.55%, 03/28/24		200	205,787
6.45%, 11/07/24		200	207,350
6.00%, 07/16/25		400	407,950
5.95%, 10/20/25		200	203,975
5.25%, 05/13/26		215	213,159
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24		200	208,725
6.15%, 09/17/25		200	214,250
5.13%, 01/14/27		200	207,037

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Dexin China Holdings Co. Ltd., 11.88%, 04/23/22	USD	200	$182,538
Easy Tactic Ltd.
9.13%, 07/28/22		400	353,825
5.88%, 02/13/23		200	145,250
8.13%, 02/27/23		200	149,250
11.75%, 08/02/23		200	149,100
8.63%, 02/27/24		200	136,500
Fantasia Holdings Group Co. Ltd.
11.75%, 04/17/22		430	367,865
12.25%, 10/18/22		200	159,975
11.88%, 06/01/23		200	153,600
9.25%, 07/28/23		400	284,825
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(b)	EUR	100	118,180
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)(g)	USD	265	277,587
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	202,162
Greenland Global Investment Ltd., 5.60%, 11/13/22		230	196,981
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)		120	122,356
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22		200	180,975
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(b)(m)	EUR	100	117,735
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	400	414,575
Howard Hughes Corp.(c)
5.38%, 08/01/28		237	250,924
4.13%, 02/01/29		234	231,859
4.38%, 02/01/31		271	270,301
Jingrui Holdings Ltd., 12.00%, 07/25/22		200	188,163
Kaisa Group Holdings Ltd.
11.95%, 10/22/22		200	180,000
11.50%, 01/30/23		400	343,200
10.88%, 07/23/23		400	338,950
9.75%, 09/28/23		248	202,941
11.95%, 11/12/23		200	171,538
9.38%, 06/30/24		430	333,465
11.70%, 11/11/25		200	154,500
KWG Group Holdings Ltd.
7.88%, 08/09/21		200	200,340
7.88%, 09/01/23		200	200,000
7.40%, 03/05/24		400	401,450
Logan Group Co. Ltd.
6.50%, 07/16/23		200	201,850
6.90%, 06/09/24		200	204,975
5.75%, 01/14/25		200	200,037
5.25%, 10/19/25		200	195,038
MAF Sukuk Ltd., 4.64%, 05/14/29(g)		525	592,205
Modern Land China Co. Ltd., 9.80%, 04/11/23		200	173,663
New Metro Global Ltd.
6.80%, 08/05/23		400	406,575
4.80%, 12/15/24		200	192,850
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	201,975
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29(c)		375	393,281
Redsun Properties Group Ltd.
9.95%, 04/11/22		200	198,350
10.50%, 10/03/22		200	198,663

Security		Par (000)	Value

Real Estate Management & Development (continued)
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24	USD	513	$535,219
Series 2019-A, 6.00%, 09/04/25		200	203,500
Series 2020-A, 5.20%, 01/12/26		205	201,412
Ronshine China Holdings Ltd.
11.25%, 08/22/21		200	200,312
10.50%, 03/01/22		200	199,162
8.95%, 01/22/23		200	189,788
7.35%, 12/15/23		304	272,992
6.75%, 08/05/24		220	191,716
Scenery Journey Ltd.
11.50%, 10/24/22		219	84,315
13.00%, 11/06/22		200	78,000
12.00%, 10/24/23		448	156,800
Seazen Group Ltd.
6.45%, 06/11/22		200	201,250
6.00%, 08/12/24		200	201,500
Shimao Group Holdings Ltd.
5.60%, 07/15/26		200	204,025
3.45%, 01/11/31(g)		200	182,500
Shui On Development Holding Ltd., 5.75%, 11/12/23		500	510,625
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22		200	160,000
Sunac China Holdings Ltd.
7.25%, 06/14/22		200	200,537
7.95%, 10/11/23		200	195,600
7.50%, 02/01/24		400	385,200
6.65%, 08/03/24		224	205,352
7.00%, 07/09/25		400	363,000
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	200,975
Times China Holdings Ltd.
6.75%, 07/16/23		313	311,396
6.75%, 07/08/25		553	528,046
Wanda Group Overseas Ltd.
7.50%, 07/24/22		200	185,788
8.88%, 03/21/23		200	181,975
Wanda Properties International Co. Ltd., 7.25%, 01/29/24		205	198,632
Yango Justice International Ltd.
10.00%, 02/12/23		400	397,075
8.25%, 11/25/23		200	186,288
7.88%, 09/04/24		200	177,000
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	205,412
6.80%, 02/27/24		200	206,662
Yuzhou Group Holdings Co. Ltd.
8.63%, 01/23/22		200	196,000
8.50%, 02/04/23		200	173,413
8.50%, 02/26/24		640	524,800
8.38%, 10/30/24		200	155,810
7.70%, 02/20/25		200	152,000
8.30%, 05/27/25		200	148,788
7.38%, 01/13/26		205	140,425
Zhenro Properties Group Ltd.
8.70%, 08/03/22		200	200,725
7.88%, 04/14/24		400	376,325
6.63%, 01/07/26		200	167,975

			27,786,731

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(g)		500	635,732

16

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail (continued)
Danaos Corp., 8.50%, 03/01/28(c)	USD	100	$107,750
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(g)		2,027	2,376,460
Seaspan Corp., 5.50%, 08/01/29(c)		444	442,961

			3,562,903

Semiconductors & Semiconductor Equipment — 1.4%
ams AG, 6.00%, 07/31/25.	EUR	100	126,810
Atkore, Inc., 4.25%, 06/01/31(c)	USD	210	214,725
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(g)		2,600	2,883,106
Broadcom, Inc., 3.46%, 09/15/26(g)		688	751,399
Microchip Technology, Inc.
0.13%, 11/15/24(k)		411	449,788
1.63%, 02/15/25(k)		102	321,491
4.25%, 09/01/25(g)		1,374	1,447,463
ON Semiconductor Corp.
1.63%, 10/15/23(k)		452	876,598
3.88%, 09/01/28(c)		429	446,889
QUALCOMM, Inc., 4.65%, 05/20/35(g)		400	517,611
Sensata Technologies BV(c)
5.00%, 10/01/25		368	410,780
4.00%, 04/15/29		408	418,710
Sensata Technologies, Inc.(c)
4.38%, 02/15/30(g)		513	548,910
3.75%, 02/15/31		44	44,330
Synaptics, Inc., 4.00%, 06/15/29(c)		243	246,368

			9,704,978

Software — 1.8%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)(g)		833	871,526
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		501	502,030
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	100	125,097
7.13%, 10/02/25(c)(g)	USD	749	798,794
9.13%, 03/01/26(c)		194	202,972
BY Crown Parent LLC, 7.38%, 10/15/24(c)(g)		900	915,750
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(c)(g)		782	821,100
CDK Global, Inc., 4.88%, 06/01/27(g)		509	536,125
Cedacri Mergeco SpA, (3 mo. EURIBOR + 4.63%), 4.63%, 05/15/28(b)	EUR	100	118,922
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	USD	357	361,909
Elastic NV, 4.13%, 07/15/29(c)		481	482,823
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28(c)		400	394,000
MicroStrategy, Inc., 6.13%, 06/15/28(c)		409	410,534
MSCI, Inc.(c)
4.00%, 11/15/29		99	105,559
3.63%, 09/01/30		197	207,096
3.88%, 02/15/31(g)		538	571,625
3.63%, 11/01/31		249	263,218
Open Text Corp., 3.88%, 02/15/28(c)		179	184,817
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		340	351,050
Playtika Holding Corp., 4.25%, 03/15/29(c)		529	527,677
PTC, Inc., 4.00%, 02/15/28(c)		242	250,167
Rocket Software, Inc., 6.50%, 02/15/29(c)		525	522,375
SS&C Technologies, Inc., 5.50%, 09/30/27(c)(g)		1,589	1,681,718
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)(g)		1,247	1,290,645

			12,497,529

Security		Par (000)	Value

Specialty Retail — 0.7%
Bath & Body Works, Inc.
6.88%, 11/01/35(g)	USD	478	$614,828
6.75%, 07/01/36		79	100,725
National Vision Holdings, Inc., 2.50%, 05/15/25(k)		311	570,879
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28		436	452,699
7.75%, 02/15/29(g)		1,824	1,999,596
Staples, Inc.(c)
7.50%, 04/15/26(g)		894	907,410
10.75%, 04/15/27		257	249,290
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(b)	EUR	100	118,210

			5,013,637

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(c)(g)	USD	756	773,456

Textiles, Apparel & Luxury Goods(c) — 0.1%
Crocs, Inc., 4.25%, 03/15/29		199	204,970
Levi Strauss & Co., 3.50%, 03/01/31		141	144,720
William Carter Co., 5.63%, 03/15/27		28	29,295

			378,985

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(c)		352	324,843
Jerrold Finco PLC, 5.25%, 01/15/27	GBP	100	144,771
MGIC Investment Corp., 5.25%, 08/15/28	USD	216	229,624
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		323	336,728
5.50%, 08/15/28		242	245,933
5.13%, 12/15/30		180	179,550
United Wholesale Mortgage LLC, 5.50%, 04/15/29(c)		120	119,100

			1,580,549

Tobacco(g) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	819,801
Philip Morris International, Inc., 4.38%, 11/15/41		900	1,073,083
Reynolds American, Inc., 5.85%, 08/15/45		715	892,828

			2,785,712

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	100	124,395

Transportation Infrastructure — 0.4%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(m)	USD	256	279,760
FedEx Corp.(g)
3.90%, 02/01/35		500	585,261
4.75%, 11/15/45		500	635,660
Heathrow Finance PLC, 4.63%, 09/01/29	GBP	100	141,636
Mexico City Airport Trust, 5.50%, 07/31/47	USD	308	311,080
Simpar Europe SA, 5.20%, 01/26/31(c)		330	336,971
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(c)(g)		520	583,669

			2,874,037

Utilities — 1.9%
Centrais Eletricas Brasileiras SA(c)
3.63%, 02/04/25		424	437,568
4.63%, 02/04/30		233	238,286
Electricite de France SA, (10 year USD Swap + 3.71%), 5.25%(b)(c)(g)(m)		7,500	7,871,250
FEL Energy VI Sarl, 5.75%, 12/01/40		306	323,727

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities (continued)
Genneia SA, 8.75%, 01/20/22(c)(g)	USD	700	$677,950
Inkia Energy Ltd., 5.88%, 11/09/27(c)(g)		455	460,773
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	246,766
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)(g)		687	709,128
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(c)		136	142,455
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)		535	585,925
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		355	401,852
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	168	240,377
Vistra Operations Co. LLC(c)
5.63%, 02/15/27	USD	254	263,525
4.38%, 05/01/29		290	297,250

			12,896,832

Wireless Telecommunication Services — 2.8%
Altice France SA
7.38%, 05/01/26(c)		194	201,760
5.88%, 02/01/27	EUR	100	125,298
8.13%, 02/01/27(c)(g)	USD	780	844,553
5.50%, 01/15/28(c)		357	365,925
4.13%, 01/15/29	EUR	100	120,108
5.13%, 01/15/29(c)	USD	201	202,508
5.13%, 07/15/29(c)(g)		1,806	1,819,382
Kenbourne Invest SA(c)
6.88%, 11/26/24		529	558,525
4.70%, 01/22/28		200	200,000
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	122,658
Millicom International Cellular SA
5.13%, 01/15/28	USD	463	482,347
4.50%, 04/27/31(c)		400	416,000
SBA Communications Corp.(g)
4.88%, 09/01/24		956	966,258
3.88%, 02/15/27		939	968,344
Sprint Corp.
7.88%, 09/15/23		206	233,068
7.13%, 06/15/24(g)		333	382,867
7.63%, 03/01/26(g)		816	996,736
T-Mobile USA, Inc.
4.50%, 02/01/26(g)		570	583,252
4.75%, 02/01/28(g)		626	665,469
2.63%, 02/15/29		471	471,097
2.88%, 02/15/31(g)		573	576,192
3.50%, 04/15/31		507	531,745
3.50%, 04/15/31(c)		462	484,549
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(c)(g)		762	772,333
VEON Holdings BV, 4.00%, 04/09/25(c)		200	210,313
VICI Properties LP/VICI Note Co., Inc.(c)
3.50%, 02/15/25		503	511,782
4.25%, 12/01/26(g)		1,187	1,234,812
3.75%, 02/15/27		534	549,352
4.63%, 12/01/29(g)		640	684,800
4.13%, 08/15/30(g)		1,191	1,252,622
Vmed O2 UK Financing I PLC
4.00%, 01/31/29	GBP	100	137,784

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Vmed O2 UK Financing I PLC (continued)
4.50%, 07/15/31	GBP	100	$140,390
4.75%, 07/15/31(c)	USD	962	982,404
VTR Comunicaciones SpA, 5.13%, 01/15/28(c)		178	185,743

			18,980,976

Total Corporate Bonds — 91.2% (Cost: $598,737,362)			625,567,514

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.2%
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		370	375,550
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		1,046	1,044,119
Spirit Aerosystems, Inc., 2020 Term Loan B, (1 mo. LIBOR + 5.25%), 6.00%, 01/15/25		236	236,895

			1,656,564

Air Freight & Logistics — 0.0%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.50%, 03/31/28		90	89,916

Airlines — 0.4%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.50%, 04/20/28		786	807,294
Air Canada, 2021 Term Loan B, 07/28/28(n)		449	449,750
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27		223	236,019
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		381	402,062
United Airlines, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.50%, 04/21/28		828	828,239

			2,723,364

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 04/30/26		307	304,332

Building Products — 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.25%, 11/23/27		119	118,097
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%), 3.25%, 05/05/24		128	128,344

			246,441

Capital Markets — 0.1%
AQGEN Ascensus, Inc., 2021 2nd Lien Term Loan, 05/04/29(a)(n)		171	169,290
Deerfield Dakota Holding LLC 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		105	104,513

18

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Deerfield Dakota Holding LLC (continued)
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 7.50%, 04/07/28	USD	274	$279,822
Jefferies Finance LLC, 2019 Term Loan, (2 mo. LIBOR + 3.25%), 5.25%, 06/03/26		287	285,358

			838,983

Chemicals — 0.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%), 5.50%, 08/27/26		492	497,422
Atotech BV, 2021 USD Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 03/18/28		589	586,055
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.59%, 06/30/27		346	343,177
Invictus Technical Solutions LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.84%, 03/30/26		54	54,030
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%), 5.25%, 02/12/26		127	126,563
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.35%, 05/15/24		261	259,199

			1,866,446

Commercial Services & Supplies — 0.4%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.34%, 12/23/26		94	92,163
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.34%, 12/12/25		94	93,341
Diamond (BC) BV, USD Term Loan, (2 mo. LIBOR + 3.00%), 3.09%, 09/06/24		830	822,454
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.50%, 05/30/25		115	115,381
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		66	64,854
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.09%, 08/27/25		1,256	1,252,756

			2,440,949

Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		2,184	2,141,043

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		113	112,899

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 04/03/24		556	537,679
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 12/01/27		218	217,443

			755,122

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.59%, 01/29/27		80	79,564

Security		Par (000)	Value

Diversified Consumer Services (continued)
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24	USD	112	$111,901
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%), 9.25%, 11/02/28(a)		201	205,020

			396,485

Diversified Financial Services — 0.6%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.59%, 07/31/26		120	120,053
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.90%, 02/17/23(a)		80	75,120
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%), 4.50%, 12/01/27		522	521,872
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 02/16/28		125	124,798
KKR Apple Bidco LLC(n)
2021 2nd Lien Term Loan, 07/16/29(a)		34	34,468
2021 Term Loan, 07/13/28		136	134,980
LBM Acquisition LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		61	60,193
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 10/01/27		974	973,179
Sovos Compliance, LLC(a)(n)
2021 Delayed Draw Term Loan, 07/29/28		33	33,168
2021 Term Loan, 07/29/28		192	192,063
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		1,138	1,144,338
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 02/28/27		93	91,897
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		673	672,915

			4,179,044

Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., 2021 DIP Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/01/28		373	372,367
Intelsat Jackson Holdings SA 2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		107	108,590
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		330	335,672
2017 Term Loan B5, (Fixed + 8.62%), 8.63%, 01/02/24		1,841	1,871,309
Northwest Fiber LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 3.85%, 04/30/27		66	65,779

			2,753,717

Entertainment — 0.1%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%), 7.00%, 11/12/25(a)		486	498,719

Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics SA 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.10%, 06/30/25.		100	99,803
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	952	1,126,421

			1,226,224

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/30/25	USD	408	$408,072
Da Vinci Purchaser Corp., 2019 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27		231	230,767
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.84%, 10/10/25		788	673,006
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25		169	168,914
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/29/25		300	301,270
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 11/16/25		146	144,467
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%), 3.25%, 12/11/26		489	486,760

			2,413,256

Health Care Services — 0.0%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.59%, 07/24/26		203	200,576

Health Care Technology — 0.1%
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.41%, 02/11/26		158	157,408
Polaris Newco LLC, USD Term Loan B, (6 mo. LIBOR + 4.00%), 4.50%, 06/02/28		479	478,401

			635,809

Hotels, Restaurants & Leisure — 0.2%
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%), 3.25%, 10/04/23		213	210,751
Great Canadian Gaming Corp., Term Loan, 11/01/26(n)		71	70,956
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27		466	463,746
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/16/24		308	307,653
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.40%, 07/21/26		39	39,246

			1,092,352

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.09%, 08/12/26		45	43,854

Industrial Conglomerates — 0.2%
PSAV Holdings Corp., 2018 2nd Lien Term Loan, (6 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		623	480,521
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		193	195,453
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.85%, 03/02/27		427	423,257

			1,099,231

Insurance — 0.3%
Alliant Holdings Intermediate LLC 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 05/09/25		250	246,298

Security		Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC (continued) 2020 Term Loan B3, (1 mo. LIBOR + 3.75%), 4.25%, 11/05/27	USD	176	$175,367
HUB International Ltd., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.00%, 04/25/25		243	242,680
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/01/27		236	234,961
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 12/31/25		746	733,359
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 09/03/26		275	272,921
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		203	202,867

			2,108,453

Interactive Media & Services — 0.1%
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		150	150,152
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		206	206,512

			356,664

Internet & Direct Marketing Retail — 0.0%

CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.50%, 11/08/27		293	292,532

IT Services — 0.2%
Banff Merger Sub, Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 3.84%, 10/02/25		221	218,554
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 10/30/26		203	200,830
Greeneden US Holdings II LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.75%, 12/01/27		337	337,453
Peak 10 Holding Corp.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 3.65%, 08/01/24		171	156,793
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 7.38%, 08/01/25		75	67,875
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.59%, 02/12/27		214	208,999
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 05/05/26		168	168,097

			1,358,601

Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.50%), 3.00%, 07/03/28.		501	499,638
US Term Loan, (3 mo. LIBOR + 2.50%), 3.00%, 07/03/28		124	124,264
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 2.84%, 09/27/24		125	124,515

			748,417

Machinery — 0.3%
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.84%, 03/01/27		105	102,696
Madison IAQ LLC, Term Loan, 06/21/28(n)		127	125,843

20

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
MHI Holdings LLC, Term Loan B, (3 mo. LIBOR + 5.00%), 5.09%, 09/21/26	USD	516	$516,365
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.17%, 03/28/25		1,595	1,560,686

			2,305,590

Media — 0.5%
Altice Financing SA, 2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.88%, 07/15/25		44	42,953
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.15%, 08/14/26		206	205,607
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.63%, 08/21/26		875	848,605
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		235	234,581
DirecTV Financing, LLC, Term Loan, 07/22/27(n)		587	585,609
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		90	85,236
MH Sub I LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.34%, 02/12/29		66	66,853
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%), 4.25%, 09/25/26		46	45,882
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.09%, 03/09/27		1,507	1,481,653

			3,596,979

Oil, Gas & Consumable Fuels — 0.4%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		1,997	2,180,525
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		239	235,047
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.09%, 06/30/24(a)		17	10,323

			2,425,895

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan, (3 mo. LIBOR + 5.00%), 5.75%, 03/27/28		740	720,950
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.09%, 06/02/25		156	154,438

			875,388

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26		407	403,240

Software — 1.1%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.50%, 10/30/28		228	232,274
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/02/26		36	36,032
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.90%, 01/29/27		261	257,441
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		78	77,460

Security		Par (000)	Value

Software (continued)
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.43%, 05/28/24	USD	245	$233,406
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		117	120,803
2020 Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 07/30/27		321	319,669
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.92%, 03/11/28		152	150,823
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		538	548,491
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.34%, 02/25/27		250	246,854
Magenta Buyer LLC(n)
2021 USD 1st Lien Term Loan, 05/03/28		712	708,219
2021 USD 2nd Lien Term Loan, 05/03/29		452	449,175
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 11/29/24		169	166,393
Planview Parent, Inc., 2nd Lien Term Loan, (1 Week LIBOR + 7.25%), 8.00%, 12/17/28		195	194,025
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.10%, 04/26/24		230	229,270
Proof Point, Inc.(n)
1st Lien Term Loan, 06/09/28		309	305,756
2nd Lien Term Loan, 06/08/29		457	462,713
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28		415	412,199
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 05/30/25		18	17,728
Sabre GLBL Inc.(n)
2021 Term Loan B1, 12/17/27		205	202,685
2021 Term Loan B2, 12/17/27		327	323,092
Sophia LP, 2020 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 4.50%, 10/07/27		779	777,971
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 04/16/25		76	74,425
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.84%, 04/16/25		106	104,825
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 11/02/26		40	39,860
Tibco Software, Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.35%, 03/03/28		232	233,740
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 05/04/26		306	305,637

			7,230,966

Specialty Retail — 0.2%
PetSmart, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.75%), 4.50%, 02/12/28		733	732,267
Sotheby’s, Term Loan B, (3 mo. LIBOR + 4.75%), 5.50%, 01/15/27		405	404,910
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 5.18%, 04/16/26		184	177,796

			1,314,973

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/03/28	USD	131	$128,953

Wireless Telecommunication Services — 0.1%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.84%, 06/10/27		585	585,060

Total Floating Rate Loan Interests — 7.5% (Cost: $51,244,709)			51,447,037

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 2.50%, 07/09/41(o)		939	350,540

Bahrain — 0.2%
Bahrain Government International Bond
6.75%, 09/20/29		265	286,829
5.25%, 01/25/33(c)		205	196,864
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		430	493,775
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(c)		299	325,312

			1,302,780

Colombia — 0.5%
Colombia Government International Bond
8.13%, 05/21/24		385	449,078
4.50%, 01/28/26(g)		1,437	1,563,007
3.88%, 04/25/27(g)		944	999,047
4.13%, 05/15/51(g)		200	186,475

			3,197,607

Dominican Republic — 0.3%
Dominican Republic International Bond
5.95%, 01/25/27		831	932,018
4.50%, 01/30/30(c)		593	607,010
4.88%, 09/23/32(c)		350	363,125
6.40%, 06/05/49		271	294,594

			2,196,747

Egypt — 0.5%
Egypt Government International Bond
5.75%, 05/29/24(c)		450	477,647
5.88%, 06/11/25		803	853,338
7.60%, 03/01/29		1,269	1,375,120
6.38%, 04/11/31(c)	EUR	130	157,615
8.50%, 01/31/47(c)	USD	502	519,978
7.50%, 02/16/61(c)		200	186,250

			3,569,948

Ghana — 0.1%
Ghana Government International Bond(c)
7.75%, 04/07/29		416	419,250
8.63%, 04/07/34		525	530,414

			949,664

Security		Par (000)	Value

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22(g)	USD	3,415	$3,529,261

Indonesia — 0.3%
Indonesia Government International Bond(g)
4.10%, 04/24/28		1,629	1,846,675
5.35%, 02/11/49		295	385,860

			2,232,535

Mexico — 0.1%
Mexico Government International Bond(g)
3.75%, 01/11/28		200	219,413
2.66%, 05/24/31		575	563,967

			783,380

Morocco — 0.1%
Morocco Government International Bond(c)
3.00%, 12/15/32		586	570,068
4.00%, 12/15/50		220	206,250

			776,318

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47		309	305,195
6.75%, 01/17/48		309	310,700

			615,895

Panama — 0.2%
Panama Government International Bond(g)
3.16%, 01/23/30		978	1,025,555
4.50%, 04/16/50		407	464,311

			1,489,866

Paraguay — 0.1%
Paraguay Government International Bond(c)
4.95%, 04/28/31		220	252,629
5.40%, 03/30/50		569	669,393

			922,022

Peru — 0.2%
Peruvian Government International Bond
2.78%, 01/23/31(g)		233	233,845
1.86%, 12/01/32(g)		373	340,083
5.63%, 11/18/50		318	429,856

			1,003,784

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(c)(g)		3,680	4,189,253

Qatar — 0.2%
Qatar Government International Bond
4.00%, 03/14/29(c)(g)		878	1,012,993
4.40%, 04/16/50		200	246,750

			1,259,743

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(c)		538	558,444

22

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Russia — 0.2%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26	USD	400	$455,075
4.25%, 06/23/27		600	671,588

			1,126,663

Saudi Arabia — 0.2%
Saudi Government International Bond
4.38%, 04/16/29(c)		200	232,037
4.50%, 04/17/30(g)		762	900,732

			1,132,769

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		210	218,964

Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 03/14/24		400	260,575
6.35%, 06/28/24		200	130,225
7.85%, 03/14/29		400	245,575
7.55%, 03/28/30		200	122,600

			758,975

Ukraine — 0.3%
Ukraine Government International Bond
7.75%, 09/01/23		221	236,802
8.99%, 02/01/24		424	467,248
7.75%, 09/01/24		280	304,027
7.75%, 09/01/25		226	245,662
7.25%, 03/15/33(c)		571	587,880

			1,841,619

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55		198	255,159

Total Foreign Agency Obligations — 5.0% (Cost: $32,916,091)			34,261,936

Municipal Bonds

California — 0.0%
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(l)		1,230	250,699

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33		800	953,936

Total Municipal Bonds — 0.2% (Cost: $996,602)			1,204,635

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 11.0%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 1.03%, 11/25/46(b)		4,645	1,915,720
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 0.74%, 07/25/37(b)		2,920	927,276
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,613	923,746
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.90%, 11/25/36(b)		1,901	1,805,876

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust(b)(c)
Series 2020-2, Class M1, 5.25%, 03/25/65	USD	2,550	$2,638,457
Series 2020-3, Class M1, 3.36%, 04/27/65		2,850	2,914,129
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 0.54%, 05/25/35(b)		1,788	1,634,923
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.49%, 12/25/36(b)		2,309	225,316
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,824	1,346,449
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 1.81%, 11/20/46(b)		3,784	2,844,696
Series 2006-J8, Class A5, 6.00%, 02/25/37		2,081	1,345,781
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 0.96%, 11/25/46(b)		5,791	5,242,325
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 0.47%, 10/25/46(b)		3,739	3,620,671
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.24%), 0.33%, 12/25/46(b)		2,221	2,146,676
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.42%), 0.51%, 07/25/46(b)		4,321	3,462,719
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 0.47%, 07/25/46(b)		1,517	1,375,433
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,833	2,604,737
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,860	1,302,910
Series 2007-19, Class 1A1, 6.00%, 08/25/37		614	438,701
Series 2007-22, Class 2A16, 6.50%, 09/25/37		7,458	4,349,836
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,631	3,458,701
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 0.44%, 04/25/37(b)		2,267	1,798,609
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 0.95%, 03/25/47(b)		2,669	2,405,694
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.49%, 04/25/46(b)		5,421	5,069,116
CSMC(b)(c)
Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 1.59%, 09/27/37		1,762	1,638,158
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,509,689
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, 5.24%, 05/25/65(b)(c)		500	522,866
MFA, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(b)(c)		2,000	2,009,072
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.53%, 05/26/37(c)		5,981	5,917,975
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(b)		7,172	2,282,880
Residential Asset Securitization Trust, Series 2006- A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 0.69%, 08/25/36(b)		6,390	726,262
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(b)(c)		1,750	1,752,309
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(b)(c)		1,057	1,082,922
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 0.88%, 05/25/47(b)		2,511	2,426,995

			75,667,625

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities(c) — 0.7%
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36	USD	2,000	$2,199,537
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.36%, 07/25/37(b)		1,821	1,738,683
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.34%, 07/15/38(b)		330	332,583
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 1.09%, 04/25/31(b)		511	503,194

			4,773,997

Total Non-Agency Mortgage-Backed Securities — 11.7% (Cost: $87,408,077)			80,441,622

Preferred Securities

Capital Trusts — 6.9%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(b)(m)		395	450,817

Banks(b) — 1.8%
Al Ahli Bank of Kuwait KSCP, 7.25%(m)		200	211,787
Banco Davivienda SA, 6.65%(c)(m)		200	210,000
Bank of East Asia Ltd., 5.88%(m)		250	267,078
BBVA Bancomer SA, 5.13%, 01/18/33		782	806,437
Burgan Bank SAK, 5.75%(m)		250	253,172
CaixaBank SA, 6.38%(m)	EUR	200	258,293
CIT Group, Inc., Series A, 5.80%(g)(m)	USD	282	289,614
Kasikornbank PCL, 5.28%(m)		246	260,499
Nanyang Commercial Bank Ltd., 5.00%(m)		200	201,250
Rizal Commercial Banking Corp., 6.50%(m)		200	210,913
TMBThanachart Bank PCL, 4.90%(m)		250	253,406
Wells Fargo & Co., Series S, 5.90%(g)(m)		8,800	9,486,224

			12,708,673

Building Materials — 0.1%
Cemex SAB de CV, 5.13%(b)(c)(m)		360	375,232

Consumer Finance — 0.5%
Capital One Financial Corp., Series E, 3.93%(b)(g)(m)		3,500	3,508,399

Diversified Financial Services(b)(m) — 3.8%
Banco Santander SA, 4.38%	EUR	200	247,333
Bank of America Corp.(g)
Series AA, 6.10%	USD	2,880	3,234,038
Series X, 6.25%		5,535	6,116,175
Credit Suisse Group AG, 6.38%(c)		358	397,738
HSBC Holdings PLC, 6.00%(g)		695	767,975
JPMorgan Chase & Co., Series FF, 5.00%(g)		1,025	1,081,970
JPMorgan Chase & Co.
Series HH, 4.60%		320	331,200
Series R, 6.00%		174	184,005
Morgan Stanley, Series H, 3.74%(g)		3,244	3,256,976
Natwest Group PLC(g) 6.00%		1,185	1,316,831

Security		Par (000)	Value

Diversified Financial Services (continued)
Natwest Group PLC(g) (continued) 8.63%	USD	200	$200,300
Societe Generale SA(c)(g)
5.38%		3,000	3,240,000
6.75%		3,000	3,406,860
UBS Group AG, 3.88%(c)		1,750	1,763,825
Woori Bank, 4.25%		250	259,891

			25,805,117

Diversified Telecommunication Services(b)(m) — 0.1%
Koninklijke KPN NV, 2.00%	EUR	100	120,760
Telefonica Europe BV
5.88%		100	132,622
4.38%		100	129,598

			382,980

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(b)(g)	USD	2,500	2,938,659

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	EUR	100	121,586

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(b)(m)	USD	200	202,600

Oil, Gas & Consumable Fuels(b)(m) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%	EUR	100	123,251
Repsol International Finance BV, 4.25%		100	131,819

			255,070

Real Estate Management & Development(b)(m) — 0.1%
Aroundtown SA, 3.38%		100	125,446
Citycon OYJ, 4.50%		100	123,756
Heimstaden Bostad AB, 3.00%		100	118,931

			368,133

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(b)(m)		100	118,204

Utilities — 0.0%
Electricite de France SA, 3.00%(b)(m)		200	247,630

Total Capital Trusts — 6.9%			47,483,100

		Shares

Preferred Stocks — 3.7%(m)

Capital Markets(b) — 2.2%
Goldman Sachs Group, Inc., Series J, 5.50%		395,017	10,685,210
Morgan Stanley
Series F, 6.88%		100,000	2,829,000
Series K, 5.85%		60,125	1,788,718

			15,302,928

24

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Equity Real Estate Investment Trusts (REITs) — 1.5%
Firstar Realty LLC, 8.88%(c)		10,000	$10,300,000

Total Preferred Stocks — 3.7%			25,602,928

Total Preferred Securities — 10.6% (Cost: $71,283,838)			73,086,028

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.1%
Government National Mortgage Association, Series 2017-136, Class GB, 3.00%, 03/20/47	USD	1,560	1,598,161
Uniform Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44		5,625	6,229,775

			7,827,936

Mortgage-Backed Securities(g) — 21.5%
Uniform Mortgage-Backed Securities
4.50%, 11/01/23 - 07/01/55(p)		26,043	28,789,445
4.00%, 02/01/34 - 04/01/56		26,140	28,952,608
2.00%, 11/01/50 - 06/01/51		28,833	29,444,240
2.50%, 04/01/51 - 08/01/51		57,614	60,062,358

			147,248,651

Total U.S. Government Sponsored Agency Securities — 22.6% (Cost: $152,459,363)			155,076,587

U.S. Treasury Obligations
U.S. Treasury Bonds(g)
1.88%, 02/15/51		5,700	5,659,922
2.38%, 05/15/51		17,500	19,414,062
U.S. Treasury Notes(g)
1.25%, 03/31/28		10,000	10,186,328
1.13%, 02/15/31		3,500	3,469,375

Total U.S. Treasury Obligations — 5.6% (Cost: $37,363,472)			38,729,687

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC (Expires 12/16/31)(a)		10	—

Total Warrants — 0.0% (Cost: $ — )			—

Total Long-Term Investments — 167.3% (Cost: $1,112,710,654)			1,147,945,349

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(q)(r)	17,628,231	$17,628,231

Total Short-Term Securities — 2.6% (Cost: $17,628,231)		17,628,231

Options Purchased — 0.5% (Cost: $3,849,779)		3,302,712

Total Investments Before Options Written — 170.4% (Cost: $1,134,188,664)		1,168,876,292

Options Written — (0.6)% (Premiums Received: $(3,875,611))		(3,775,957)

Total Investments, Net of Options Written — 169.8% (Cost: $1,130,313,053)		1,165,100,335

Liabilities in Excess of Other Assets — (69.8)%		(479,065,515)

Net Assets — 100.0%		$686,034,820

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Rounds to less than 1,000.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $234,729, representing less than 0.05% of its net assets as of period end, and an original cost of $65,633.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Perpetual security with no stated maturity date.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$17,576,490	$51,741	(a)	$—	$—	$—	$17,628,231	17,628,231	$1,915	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.02	%(b)	03/30/21	Open		$3,307,500	$ 3,308,351	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.03	(b)	04/05/21	Open		2,766,750	2,766,609	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.07	(b)	04/05/21	Open		9,875,000	9,876,432	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.00	(b)	04/14/21	Open		2,366,000	2,366,329	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.65	(b)	05/19/21	Open		748,294	749,172	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	05/19/21	Open		97,606	97,756	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	05/28/21	Open		1,078,980	1,080,324	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	05/28/21	Open		218,729	218,829	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		127,635	127,760	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		185,000	185,181	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		573,530	574,103	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		405,300	405,696	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		786,097	786,865	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/02/21	Open		543,206	543,740	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/02/21	Open		292,110	292,419	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/02/21	Open		251,940	252,188	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/02/21	Open		335,723	336,053	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/02/21	Open		1,842,080	1,843,891	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/02/21	Open		806,310	807,194	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		2,895,220	2,898,304	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		1,138,467	1,139,680	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		1,974,239	1,976,342	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		604,555	605,199	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		797,597	798,447	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		563,040	563,640	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		715,365	716,127	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		413,400	413,840	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		978,177	979,220	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		941,162	942,165	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open		355,980	356,377	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	06/02/21	Open		36,025	36,072	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/03/21	Open		4,011,200	4,014,754	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		760,375	761,110	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		1,463,040	1,464,454	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		703,972	704,653	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		815,797	816,586	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		1,292,276	1,293,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		1,027,055	1,028,097	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		1,803,527	1,805,416	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		875,617	876,534	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		1,358,224	1,359,646	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		640,628	641,298	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		987,806	988,841	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		407,173	407,599	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		374,303	374,694	Corporate Bonds	Open/Demand

26

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.68	%(b)	06/03/21	Open		$943,259	$ 944,292	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/03/21	Open		889,080	890,054	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/03/21	Open		785,826	786,687	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/03/21	Open		64,940	65,011	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/03/21	Open		237,015	237,275	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/03/21	Open		1,106,560	1,107,772	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	06/03/21	Open		824,722	825,639	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	06/03/21	Open		660,660	661,394	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	06/03/21	Open		720,417	721,218	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	06/03/21	Open		688,905	689,671	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	06/03/21	Open		706,869	707,655	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	06/03/21	Open		699,279	700,056	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	06/03/21	Open		1,051,121	1,052,290	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/03/21	Open		2,312,310	2,314,918	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	06/03/21	Open		768,560	769,452	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open		846,875	847,898	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open		482,278	482,860	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	06/03/21	Open		1,467,505	1,469,396	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	06/04/21	Open		1,517,831	1,518,875	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open		1,066,007	1,066,903	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open		413,229	413,576	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/04/21	Open		405,405	405,764	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/04/21	Open		568,488	568,991	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/04/21	Open		654,439	655,019	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/04/21	Open		971,827	972,718	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/04/21	Open		1,537,069	1,538,478	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/04/21	Open		493,870	494,360	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/04/21	Open		1,123,875	1,125,043	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/07/21	Open		318,553	318,869	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		1,111,993	1,112,484	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		768,281	768,847	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		851,200	851,827	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		831,982	832,595	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		1,713,319	1,714,580	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		1,246,087	1,247,005	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		548,885	549,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		638,691	639,161	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		1,234,494	1,235,402	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		568,215	568,633	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		730,412	730,950	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		222,568	222,731	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		590,550	590,985	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		186,900	187,038	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		468,000	468,345	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		724,066	724,599	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		556,140	556,549	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		561,720	562,133	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		540,940	541,338	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		737,100	737,643	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		602,950	603,394	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		508,500	508,874	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		876,437	877,083	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		771,192	771,760	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		1,240,035	1,240,965	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/08/21	Open		195,122	195,208	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/08/21	Open		322,288	322,430	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.75	(b)	06/08/21	Open		656,906	657,632	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		512,031	512,338	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		447,435	447,703	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		460,891	461,168	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		383,994	384,224	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		367,031	367,251	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.40	%(b)	06/08/21	Open		$513,523	$513,831	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		503,815	504,117	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		376,188	376,413	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		607,104	607,468	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		369,075	369,296	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		132,076	132,154	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		646,121	646,502	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		606,365	606,722	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		1,082,812	1,083,450	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		544,620	544,941	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		43,394	43,419	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		853,979	854,482	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		316,350	316,536	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		291,094	291,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		1,617,724	1,618,676	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		1,260,682	1,261,425	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		399,630	399,865	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.25	(b)	06/09/21	Open		377,319	377,455	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.30	(b)	06/09/21	Open		1,881,487	1,882,303	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/09/21	Open		3,030,812	3,032,126	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.50	(b)	06/09/21	Open		8,250,000	8,257,323	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	06/09/21	Open		6,562,500	6,567,240	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	06/09/21	Open		471,149	471,523	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		689,081	689,579	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		593,583	594,011	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		603,176	603,612	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		182,239	182,370	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		726,250	726,775	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		1,267,822	1,268,738	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		461,910	462,244	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		711,220	711,508	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		22,005	22,018	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		457,714	457,978	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		255,278	255,425	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		195,428	195,540	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		145,991	146,076	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		1,084,702	1,085,329	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		158,415	158,507	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/09/21	Open		650,000	650,423	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/11/21	Open		3,001,087	3,002,288	Capital Trusts	Open/Demand
Barclays Bank PLC	0.30	(b)	06/11/21	Open		1,071,250	1,071,679	Capital Trusts	Open/Demand
Barclays Bank PLC	0.30	(b)	06/11/21	Open		3,192,922	3,194,199	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		4,020,000	4,021,876	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		507,392	507,629	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		428,719	429,005	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		1,832,500	1,833,722	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		2,538,750	2,540,443	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		507,919	508,257	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		1,732,500	1,733,655	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		331,875	332,096	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	06/11/21	Open		728,113	728,647	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	06/11/21	Open		383,906	384,188	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.00	)(b)	06/11/21	Open		285,594	284,451	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		359,599	359,838	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		394,688	394,951	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		1,402,992	1,403,928	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		323,549	323,764	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		1,795,937	1,796,608	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		605,625	605,851	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		384,125	384,268	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		2,625,000	2,625,980	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/11/21	Open		266,050	266,192	Corporate Bonds	Open/Demand

28

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.65	%(b)	06/18/21	Open		$1,228,580	$1,229,490	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/23/21	Open		852,825	853,287	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		205,275	205,330	Capital Trusts	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		1,309,800	1,310,149	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		4,236,937	4,238,067	Capital Trusts	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		691,145	691,329	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		1,992,500	1,993,031	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.45	(b)	06/29/21	Open		644,425	644,683	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		2,583,750	2,584,898	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		2,879,050	2,880,330	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		3,001,250	3,002,584	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		486,000	486,216	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		880,175	880,566	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		1,030,950	1,031,408	Capital Trusts	Open/Demand
Barclays Bank PLC	0.55	(b)	06/29/21	Open		601,976	602,271	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		527,088	527,322	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		1,718,640	1,719,404	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		661,457	661,751	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		941,332	941,751	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		410,483	410,665	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		793,760	794,113	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		1,215,982	1,216,523	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		662,905	663,200	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		763,875	764,215	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,098,720	1,099,025	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,141,189	1,141,506	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,655,280	1,655,740	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,171,970	1,172,296	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,066,155	1,066,451	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,478,662	1,479,073	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/07/21	Open		923,585	923,893	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/09/21	Open		1,094,919	1,095,223	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.05	(b)	07/09/21	Open		9,843,750	9,844,064	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/09/21	Open		346,750	346,856	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/09/21	Open		388,643	388,783	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/12/21	Open		1,404,434	1,404,916	Corporate Bonds	Open/Demand
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		5,572,000	5,572,223	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		1,798,000	1,798,072	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		6,822,000	6,822,273	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		7,673,000	7,673,307	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		511,000	511,020	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		891,000	891,036	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		227,000	227,009	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		316,000	316,013	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		771,000	771,031	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		238,000	238,010	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		2,339,000	2,339,094	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		2,560,000	2,560,102	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		4,309,000	4,309,172	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Bofa Securities, Inc.	0.08%		07/13/21	08/12/21		$2,468,000	$2,468,099	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		263,000	263,011	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		1,544,000	1,544,062	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		2,798,000	2,798,112	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		9,516,000	9,516,381	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		5,888,000	5,888,236	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		317,000	317,013	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		1,172,000	1,172,047	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		149,000	149,006	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bofa Securities, Inc.	0.08		07/13/21	08/12/21		4,233,000	4,233,169	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.08		07/13/21	08/12/21		10,659,306	10,659,732	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.08		07/13/21	08/12/21		3,332,827	3,332,960	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.08		07/13/21	08/12/21		7,468,403	7,468,702	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		07/13/21	08/12/21		13,903,897	13,904,453	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		07/13/21	08/12/21		9,840,101	9,840,495	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	0.08		07/13/21	08/12/21		19,101,521	19,102,285	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.60	(b)	07/13/21	Open		804,151	804,392	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/13/21	Open		575,456	575,571	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/14/21	Open		965,250	965,455	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/14/21	Open		1,069,035	1,069,262	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/14/21	Open		1,089,485	1,089,717	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/14/21	Open		1,122,367	1,122,633	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.29	(b)	07/15/21	Open		845,487	845,596	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.33	(b)	07/15/21	Open		1,749,139	1,749,395	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.43	(b)	07/15/21	Open		877,200	877,368	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/15/21	Open		538,750	538,858	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/15/21	Open		580,731	580,848	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/15/21	Open		956,980	957,193	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/15/21	Open		226,870	226,925	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/15/21	Open		159,980	160,019	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/15/21	Open		762,187	762,418	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/15/21	Open		566,224	566,463	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		596,250	596,316	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		2,901,565	2,901,887	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,749,375	1,749,569	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		861,000	861,096	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		2,121,875	2,122,111	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		458,000	458,051	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		369,675	369,716	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,078,000	1,078,120	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		757,750	757,834	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		808,500	808,590	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		530,438	530,496	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		853,012	853,107	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		124,875	124,889	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		447,836	447,886	Corporate Bonds	Open/Demand

30

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.25	%(b)	07/15/21	Open		$425,500	$425,547	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		2,710,500	2,710,801	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		897,187	897,287	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		538,945	539,005	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,007,812	1,007,924	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		678,437	678,513	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		721,912	721,993	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		480,500	480,553	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		492,500	492,555	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		508,000	508,056	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		485,000	485,054	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,017,000	1,017,113	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		780,937	781,024	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		554,375	554,437	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		2,949,019	2,949,346	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		555,100	555,162	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,304,687	1,304,832	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		394,975	395,019	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		293,125	293,158	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		595,000	595,066	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		2,646,000	2,646,294	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,161,250	1,161,379	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,340,800	1,340,949	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		318,150	318,185	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/16/21	Open		743,437	743,564	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/16/21	Open		773,649	773,780	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/16/21	Open		672,465	672,579	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/16/21	Open		679,655	679,770	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/16/21	Open		718,275	718,397	Corporate Bonds	Open/Demand
Barclays Bank PLC	(0.25	)(b)	07/19/21	Open		177,500	177,485	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/20/21	Open		500,894	501,009	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		448,799	448,854	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		464,846	464,903	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		482,138	482,196	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		492,769	492,829	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		532,703	532,768	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		504,175	504,237	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		462,070	462,126	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		475,238	475,296	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		486,570	486,629	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		523,933	523,997	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50	)(b)	07/21/21	Open		684,687	684,592	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.00	(b)	07/21/21	Open		161,000	161,000	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/22/21	Open		1,114,296	1,114,477	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/22/21	Open		607,050	607,149	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/22/21	Open		1,104,327	1,104,507	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/22/21	Open		1,240,720	1,240,922	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/22/21	Open		259,903	259,947	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/22/21	Open		680,024	680,139	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	07/22/21	Open		403,133	403,202	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	07/22/21	Open		561,229	561,326	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	07/22/21	Open		6,216,852	6,217,940	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.72	(b)	07/22/21	Open		731,737	731,869	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/22/21	Open		681,150	681,278	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/22/21	Open		811,325	811,487	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/22/21	Open		1,327,450	1,327,716	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/22/21	Open		1,346,754	1,347,023	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/22/21	Open		551,103	551,213	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/22/21	Open		787,800	787,958	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	07/22/21	Open		1,654,504	1,654,855	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/22/21	Open		327,630	327,650	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		147,900	147,915	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	0.40	%(b)	07/22/21	Open		$646,380	$646,445	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		315,563	315,594	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		187,208	187,226	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		939,377	939,471	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		167,580	167,597	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		886,559	886,647	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		452,078	452,123	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		249,851	249,876	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		114,180	114,191	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		402,720	402,760	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,366,540	1,366,677	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,132,115	1,132,228	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		217,788	217,809	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		843,526	843,611	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		198,826	198,846	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		515,235	515,287	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		372,300	372,337	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		194,618	194,637	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		176,245	176,263	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		499,258	499,307	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		3,416,250	3,416,592	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		502,226	502,276	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,146,360	1,146,475	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		81,875	81,883	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		420,090	420,132	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		829,170	829,253	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		103,320	103,330	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		270,750	270,777	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		178,094	178,112	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		137,318	137,331	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		270,300	270,327	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		378,000	378,038	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		678,746	678,814	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		224,485	224,507	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		99,325	99,335	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.34	(b)	07/23/21	Open		756,845	756,888	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.34	(b)	07/23/21	Open		645,175	645,212	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.34	(b)	07/23/21	Open		620,800	620,835	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.34	(b)	07/23/21	Open		620,625	620,660	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.35	(b)	07/23/21	Open		610,435	610,471	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.35	(b)	07/23/21	Open		577,969	578,002	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.35	(b)	07/23/21	Open		603,838	603,873	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.37	(b)	07/23/21	Open		590,388	590,424	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.37	(b)	07/23/21	Open		567,525	567,560	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.37	(b)	07/23/21	Open		565,756	565,791	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.37	(b)	07/23/21	Open		589,750	589,786	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(3.00	)(b)	07/26/21	Open		47,818	47,798	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		660,935	660,964	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	(b)	07/29/21	Open		400,433	400,433	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		908,406	908,421	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		13,744	13,744	Capital Trusts	Open/Demand

32

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.30	%(b)	07/29/21	Open		$415,013	$415,019	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/29/21	Open		1,022,805	1,022,828	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		251,590	251,597	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		845,575	845,599	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		981,776	981,804	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		904,812	904,838	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		498,438	498,451	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		129,060	129,064	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		612,763	612,780	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		1,780,120	1,780,169	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		895,747	895,772	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		29,800	29,801	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		1,372,001	1,372,039	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		163,445	163,450	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		341,168	341,177	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		1,342,120	1,342,157	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		261,184	261,191	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		872,424	872,448	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		929,676	929,702	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		232,298	232,304	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		522,675	522,690	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		906,932	906,958	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		388,068	388,078	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		891,800	891,825	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		118,140	118,143	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		1,085,256	1,085,286	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		223,355	223,361	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		673,344	673,362	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/29/21	Open		628,290	628,290	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.25	(b)	07/29/21	Open		1,231,250	1,231,267	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.25	(b)	07/29/21	Open		863,917	863,930	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.25	(b)	07/29/21	Open		572,500	572,508	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	07/29/21	Open		391,738	391,743	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	07/29/21	Open		953,550	953,564	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	07/29/21	Open		310,989	310,993	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate & Investment Bank	0.27	(b)	07/29/21	Open		553,875	553,883	Corporate Bonds	Open/Demand
Credit Agricole Corporate & Investment Bank	0.30	(b)	07/29/21	Open		1,477,500	1,477,525	Capital Trusts	Open/Demand
Credit Agricole Corporate & Investment Bank	0.32	(b)	07/29/21	Open		672,645	672,657	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/29/21	Open		863,651	863,670	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/29/21	Open		149,745	149,745	Corporate Bonds	Open/Demand

						$482,022,713	$482,178,848

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	23	09/08/21	$4,209	$25,928
Euro OAT	23	09/08/21	4,422	22,625

				48,553

Short Contracts
Euro Bund	10	09/08/21	2,095	(12,017)
10-Year U.S. Treasury Note	948	09/21/21	127,536	(2,124,536)
10-Year U.S. Ultra Long Treasury Note	352	09/21/21	52,949	(1,863,579)
U.S. Long Bond	30	09/21/21	4,949	(239,002)
Ultra U.S. Treasury Bond	353	09/21/21	70,490	(3,973,192)
2-Year U.S. Treasury Note	951	09/30/21	209,852	(77,126)
5-Year U.S. Treasury Note	1,514	09/30/21	188,469	(1,292,260)

				(9,581,712)

				$(9,533,159)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	104,119	CAD	126,000	State Street Bank and Trust Co.	09/15/21	$3,128
USD	13,568,414	EUR	11,193,000	BNP Paribas S.A.	09/15/21	279,528
USD	120,207	EUR	99,000	Natwest Markets PLC	09/15/21	2,669
USD	115,222	EUR	95,000	State Street Bank and Trust Co.	09/15/21	2,433
USD	4,683,724	GBP	3,318,000	Barclays Bank PLC	09/15/21	71,215
USD	2,148,213	GBP	1,520,000	BNP Paribas S.A.	09/15/21	35,189
USD	146,032	GBP	103,000	State Street Bank and Trust Co.	09/15/21	2,847
USD	158,767	EUR	130,000	UBS AG	09/16/21	4,421

						$401,430

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
90-Day Eurodollar, Futures	196	10/15/21	USD	99.25	USD	20	$4,900

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap, 04/07/27	3-Month LIBOR, 0.12%	Quarterly	1.53%	Semi-Annual	JPMorgan Chase Bank N.A.	04/05/22	1.53%	USD	5,710	$172,773
5-Year Interest Rate Swap, 04/10/27	3-Month LIBOR, 0.12%	Quarterly	1.39%	Semi-Annual	Morgan Stanley & Co. International PLC	04/08/22	1.39	USD	11,220	273,173
5-Year Interest Rate Swap, 04/30/27	3-Month LIBOR, 0.12%	Quarterly	1.20%	Semi-Annual	Bank of America N.A.	04/28/22	1.20	USD	15,640	268,110
10-Year Interest Rate Swap, 06/26/34	3-Month LIBOR, 0.12%	Quarterly	1.97%	Semi-Annual	Goldman Sachs International	06/24/24	1.97	USD	1,940	112,437
10-Year Interest Rate Swap, 06/30/34	3-Month LIBOR, 0.12%	Quarterly	2.00%	Semi-Annual	Goldman Sachs International	06/28/24	2.00	USD	1,940	115,800
10-Year Interest Rate Swap, 07/24/34	3-Month LIBOR, 0.12%	Quarterly	1.68%	Semi-Annual	Goldman Sachs International	07/22/24	1.67	USD	1,970	83,513

34

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 07/31/34	3-Month LIBOR, 0.12%	Quarterly	1.55%	Semi-Annual	Bank of America N.A.	07/29/24	1.55%	USD	3,360	$123,593
1-Year Interest Rate Swap, 02/26/26	3-Month LIBOR, 0.12%	Quarterly	1.62%	Semi-Annual	Morgan Stanley & Co. International PLC	02/24/25	1.62	USD	17,875	126,556
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.12%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,220	42,321
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.12%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,480	28,214
10-Year Interest Rate Swap, 04/09/36	3-Month LIBOR, 0.12%	Quarterly	2.60%	Semi-Annual	Deutsche Bank AG	04/07/26	2.60	USD	2,920	282,370
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.12%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,640	53,987
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.12%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,250	51,554

										1,734,401

Put
			6-Month
5-Year Interest Rate Swap, 11/17/26	(0.15%)	Annual	EURIBOR, (0.52%)	Semi-Annual	Barclays Bank PLC	11/15/21	(0.15)	EUR	11,811	8,991
5-Year Interest Rate Swap, 04/07/27	1.53%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	04/05/22	1.53	USD	5,710	19,153
5-Year Interest Rate Swap, 04/10/27	1.39%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	04/08/22	1.39	USD	11,220	50,818
10-Year Interest Rate Swap, 04/23/32	1.90%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	04/21/22	1.90	USD	37,630	307,217
5-Year Interest Rate Swap, 07/17/27	1.25%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	07/15/22	1.25	USD	13,390	119,839
10-Year Interest Rate Swap, 06/26/34	1.97%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Goldman Sachs International	06/24/24	1.97	USD	1,940	64,978
10-Year Interest Rate Swap, 06/30/34	2.00%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Goldman Sachs International	06/28/24	2.00	USD	1,940	63,245
10-Year Interest Rate Swap, 07/24/34	1.68%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Goldman Sachs International	07/22/24	1.68	USD	1,970	90,551
1-Year Interest Rate Swap, 02/26/26	1.62%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	02/24/25	1.62	USD	17,875	71,734
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,480	148,077
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,220	222,115
10-Year Interest Rate Swap, 04/09/36	2.60%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	04/07/26	2.60	USD	2,920	82,761
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,640	182,516
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,250	131,416

										1,563,411

										$3,297,812

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 09/24/31	1.52%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Citibank N.A.	09/22/21	1.52%	USD	4,590	$(121,866)
10-Year Interest Rate Swap, 10/16/31	1.78%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Goldman Sachs International	10/14/21	1.78	USD	2,440	(117,509)
2-Year Interest Rate Swap, 12/08/23	0.30%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Barclays Bank PLC	12/06/21	0.30	USD	5,440	(4,495)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
2-Year Interest Rate Swap, 12/08/23	0.35%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	12/06/21	0.35%	USD	5,440	$(7,190)
2-Year Interest Rate Swap, 01/12/24	0.51%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Morgan Stanley & Co. International PLC	01/10/22	0.51	USD	31,490	(105,726)
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	01/27/22	1.00	USD	3,040	(20,847)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	01/27/22	1.25	USD	2,790	(41,134)
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	02/18/22	1.62	USD	2,680	(97,150)
2-Year Interest Rate Swap, 02/25/24	0.41%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Goldman Sachs International	02/23/22	0.41	USD	43,910	(79,503)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	03/01/22	0.51	USD	27,330	(83,468)
2-Year Interest Rate Swap, 03/04/24	0.49%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	03/02/22	0.49	USD	41,020	(112,673)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Citibank N.A.	03/03/22	0.52	USD	13,980	(44,211)
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	03/21/22	0.56	USD	13,980	(51,628)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	03/23/22	0.57	USD	27,410	(103,378)
10-Year Interest Rate Swap, 04/23/32	1.25%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	04/21/22	1.25	USD	37,630	(630,630)
5-Year Interest Rate Swap, 04/24/27	0.90%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	04/22/22	0.90	USD	7,820	(64,578)
5-Year Interest Rate Swap, 04/30/27	0.90%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	04/28/22	0.90	USD	23,470	(193,564)
10-Year Interest Rate Swap, 06/09/32	1.40%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	06/07/22	1.40	USD	3,615	(87,943)
10-Year Interest Rate Swap, 08/10/32	0.72%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	1,150	(6,038)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Deutsche Bank AG	10/11/22	1.06	USD	2,145	(28,332)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Goldman Sachs International	12/16/22	1.23	USD	1,980	(38,511)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Goldman Sachs International	12/16/22	1.24	USD	1,980	(39,410)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	2,180	(44,475)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Barclays Bank PLC	01/09/23	1.44	USD	3,990	(112,536)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	4,170	(258,755)

										(2,495,550)

Put
	6-Month
2-Year Interest Rate Swap, 08/11/23	EURIBOR, (0.52%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	08/09/21	(0.25)	EUR	88,437	(1)
10-Year Interest Rate Swap, 09/24/31	3-Month LIBOR, 0.12%	Quarterly	1.52%	Semi-Annual	Citibank N.A.	09/22/21	1.52	USD	4,590	(15,858)
10-Year Interest Rate Swap, 10/16/31	3-Month LIBOR, 0.12%	Quarterly	1.78%	Semi-Annual	Goldman Sachs International	10/14/21	1.78	USD	2,440	(4,559)
2-Year Interest Rate Swap, 12/08/23	3-Month LIBOR, 0.12%	Quarterly	0.50%	Semi-Annual	Barclays Bank PLC	12/06/21	0.50	USD	11,710	(7,852)
2-Year Interest Rate Swap, 12/12/23	3-Month LIBOR, 0.12%	Quarterly	0.45%	Semi-Annual	Deutsche Bank AG	12/10/21	0.45	USD	11,609	(10,904)
2-Year Interest Rate Swap, 01/12/24	3-Month LIBOR, 0.12%	Quarterly	0.51%	Semi-Annual	Morgan Stanley & Co. International PLC	01/10/22	0.51	USD	31,490	(33,760)
2-Year Interest Rate Swap, 01/21/24	3-Month LIBOR, 0.12%	Quarterly	0.50%	Semi-Annual	Deutsche Bank AG	01/19/22	0.50	USD	8,010	(9,940)

36

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.12%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25%	USD	2,790	$(66,980)
10-Year Interest Rate Swap, 01/29/32	3-Month LIBOR, 0.12%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50	USD	3,040	(40,064)
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.12%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/07/22	1.60	USD	3,700	(40,264)
10-Year Interest Rate Swap, 02/20/32	3-Month LIBOR, 0.12%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62	USD	2,680	(29,570)
2-Year Interest Rate Swap, 02/27/24	3-Month LIBOR, 0.12%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75	USD	43,910	(35,451)
2-Year Interest Rate Swap, 03/03/24	3-Month LIBOR, 0.12%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51	USD	27,330	(49,839)
2-Year Interest Rate Swap, 03/04/24	3-Month LIBOR, 0.12%	Quarterly	0.49%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/22	0.48	USD	41,020	(81,275)
2-Year Interest Rate Swap, 03/05/24	3-Month LIBOR, 0.12%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52	USD	13,980	(25,136)
2-Year Interest Rate Swap, 03/23/24	3-Month LIBOR, 0.12%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56	USD	13,980	(25,521)
2-Year Interest Rate Swap, 03/25/24	3-Month LIBOR, 0.12%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57	USD	27,410	(49,673)
10-Year Interest Rate Swap, 06/09/32	3-Month LIBOR, 0.12%	Quarterly	2.40%	Semi-Annual	JPMorgan Chase Bank N.A.	06/07/22	2.40	USD	3,615	(14,272)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.12%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72	USD	1,150	(85,387)
10-Year Interest Rate Swap, 10/13/32	3-Month LIBOR, 0.12%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06	USD	2,145	(111,591)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.12%	Quarterly	1.23%	Semi-Annual	Goldman Sachs International	12/16/22	1.23	USD	1,980	(89,690)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.12%	Quarterly	1.25%	Semi-Annual	Goldman Sachs International	12/16/22	1.25	USD	1,980	(88,246)
10-Year Interest Rate Swap, 01/01/33	3-Month LIBOR, 0.12%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	2,180	(97,717)
10-Year Interest Rate Swap, 01/11/33	3-Month LIBOR, 0.12%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44	USD	3,990	(141,826)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.12%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	4,170	(73,028)
	6-Month
10-Year Interest Rate Swap, 05/17/33	EURIBOR, (0.52%)	Semi-Annual	0.70%	Annual	Barclays Bank PLC	05/15/23	0.70	EUR	5,905	(52,003)

										(1,280,407)

										$(3,775,957)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.36.V1	5.00%	Quarterly	06/20/26	USD	8,210	$(802,980)	$(727,076)	$(75,904)
CDX.NA.IG.36.V1	1.00	Quarterly	06/20/26	USD	39,830	(1,008,466)	(807,635)	(200,831)

						$(1,811,446)	$(1,534,711)	$(276,735)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month CAD BA, 0.44%	Semi-Annual	0.64%	Semi-Annual	N/A		04/21/23	CAD	14,011	$(8,182)	$(10)	$(8,172)
0.27%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		04/23/23	USD	15,420	(24,294)	(420)	(23,874)
3-Month LIBOR, 0.12%	Quarterly	0.34%	Semi-Annual	12/13/21	(a)	12/13/23	USD	6,220	(2,901)	28	(2,929)
3-Month LIBOR, 0.12%	Quarterly	0.44%	Semi-Annual	01/25/22	(a)	01/25/24	USD	3,460	2,096	15	2,081
0.66%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	04/05/22	(a)	04/05/24	USD	3,500	(12,535)	15	(12,550)
0.63%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	04/20/22	(a)	04/20/24	USD	7,980	(19,659)	35	(19,694)
3-Month LIBOR, 0.12%	Quarterly	0.52%	Semi-Annual	04/22/22	(a)	04/22/24	USD	3,430	746	15	731
0.73%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	06/21/22	(a)	06/21/24	USD	7,000	(21,340)	31	(21,371)
0.76%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	06/28/22	(a)	06/28/24	USD	2,180	(7,540)	10	(7,550)
3-Month LIBOR, 0.12%	Quarterly	0.45%	Semi-Annual	N/A		11/12/25	USD	7,620	(74,580)	102	(74,682)
3-Month LIBOR, 0.12%	Quarterly	0.48%	Semi-Annual	N/A		01/21/26	USD	4,110	(44,562)	34	(44,596)
3-Month LIBOR, 0.12%	Quarterly	0.93%	Semi-Annual	09/17/21	(a)	09/17/26	USD	7,360	34,264	67	34,197
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.15%)	Annual	11/16/21	(a)	11/16/26	EUR	5,905	56,341	67	56,274
1.29%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	04/20/22	(a)	04/20/27	USD	2,860	(40,262)	27	(40,289)
1.31%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	04/29/22	(a)	04/29/27	USD	30	(434)	—	(434)
1.36%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	06/20/22	(a)	06/20/27	USD	890	(13,064)	8	(13,072)
3-Month LIBOR, 0.12%	Quarterly	1.19%	Semi-Annual	07/19/22	(a)	07/19/27	USD	5,900	32,192	54	32,138
0.50%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		08/19/27	USD	110	2,638	2	2,636
0.84%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		11/15/27	USD	6,220	36,662	76	36,586
1.27%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/15/28	USD	6,250	(119,537)	79	(119,616)
3-Month LIBOR, 0.12%	Quarterly	1.05%	Semi-Annual	09/30/21	(a)	05/15/28	USD	8,270	8,131	105	8,026
0.96%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		11/12/30	USD	1,800	41,347	31	41,316
(0.21%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		01/28/31	EUR	1,648	19,087	(699)	19,786
1.16%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		02/04/31	USD	500	1,202	8	1,194
1.58%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		03/12/31	USD	500	(18,067)	8	(18,075)
1.56%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		06/18/31	USD	1,450	(42,548)	23	(42,571)
1.56%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		06/18/31	USD	990	(29,288)	16	(29,304)
3-Month LIBOR, 0.12%	Quarterly	1.36%	Semi-Annual	N/A		07/08/31	USD	725	6,533	12	6,521
3-Month LIBOR, 0.12%	Quarterly	1.37%	Semi-Annual	N/A		07/08/31	USD	725	7,441	12	7,429
3-Month LIBOR, 0.12%	Quarterly	1.32%	Semi-Annual	N/A		07/09/31	USD	1,280	6,891	20	6,871
3-Month LIBOR, 0.12%	Quarterly	1.32%	Semi-Annual	N/A		07/09/31	USD	725	3,687	12	3,675
3-Month LIBOR, 0.12%	Quarterly	1.33%	Semi-Annual	N/A		07/09/31	USD	600	3,341	10	3,331
3-Month LIBOR, 0.12%	Quarterly	1.27%	Semi-Annual	N/A		07/12/31	USD	725	(59)	12	(71)
3-Month LIBOR, 0.12%	Quarterly	1.29%	Semi-Annual	N/A		07/12/31	USD	720	1,294	11	1,283
3-Month LIBOR, 0.12%	Quarterly	1.30%	Semi-Annual	N/A		07/12/31	USD	720	2,162	11	2,151
3-Month LIBOR, 0.12%	Quarterly	1.36%	Semi-Annual	N/A		07/13/31	USD	1,430	12,341	23	12,318
3-Month LIBOR, 0.12%	Quarterly	1.34%	Semi-Annual	N/A		07/19/31	USD	1,110	6,655	18	6,637
3-Month LIBOR, 0.12%	Quarterly	1.33%	Semi-Annual	N/A		07/20/31	USD	440	2,373	7	2,366
3-Month LIBOR, 0.12%	Quarterly	1.20%	Semi-Annual	N/A		07/21/31	USD	715	(5,336)	11	(5,347)
3-Month LIBOR, 0.12%	Quarterly	1.20%	Semi-Annual	N/A		07/21/31	USD	715	(4,819)	11	(4,830)
3-Month LIBOR, 0.12%	Quarterly	1.22%	Semi-Annual	N/A		07/21/31	USD	2,100	(10,109)	34	(10,143)
3-Month LIBOR, 0.12%	Quarterly	1.18%	Semi-Annual	N/A		07/22/31	USD	2,230	(19,668)	36	(19,704)
1.26%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/23/31	USD	2,190	4,348	(4,300)	8,648
1.33%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	N/A		07/26/31	USD	1,260	(5,938)	20	(5,958)
3-Month LIBOR, 0.12%	Quarterly	1.32%	Semi-Annual	N/A		07/27/31	USD	1,660	7,193	27	7,166
1.08%	Annual	3-Month LIBOR, 0.12%	Annual	N/A		08/02/31	USD	90	(603)	1	(604)
0.83%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	08/15/22	(a)	08/15/32	USD	16,690	1,022,783	50,200	972,583
3-Month LIBOR, 0.12%	Quarterly	2.08%	Semi-Annual	05/05/23	(a)	05/05/33	USD	640	28,762	10	28,752
0.44%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	05/16/23	(a)	05/16/33	EUR	2,087	(67,803)	39	(67,842)
3-Month LIBOR, 0.12%	Quarterly	2.15%	Semi-Annual	05/16/23	(a)	05/16/33	USD	2,140	110,302	35	110,267
1.70%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/30/21	(a)	02/15/47	USD	1,940	(9,042)	53	(9,095)
3-Month LIBOR, 0.12%	Quarterly	1.78%	Semi-Annual	09/30/21	(a)	02/15/47	USD	1,760	41,877	50	41,827
3-Month LIBOR, 0.12%	Quarterly	1.80%	Semi-Annual	09/30/21	(a)	02/15/47	USD	1,760	46,484	49	46,435
1.89%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/30/21	(a)	02/15/47	USD	1,900	(88,797)	53	(88,850)
2.10%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/30/21	(a)	02/15/47	USD	6,040	(558,009)	(858)	(557,151)
3-Month LIBOR, 0.12%	Quarterly	0.99%	Semi-Annual	N/A		08/21/50	USD	175	(28,236)	4	(28,240)
3-Month LIBOR, 0.12%	Quarterly	1.00%	Semi-Annual	N/A		08/21/50	USD	175	(27,782)	4	(27,786)

									$244,179	$45,354	$198,825

(a)	Forward Swap.

38

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	$4,448,333	$1,739,498	$2,708,835

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	BB+	EUR	24	$1,981	$3,025	$(1,044)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	24	2,871	2,336	535
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/26	BB-	EUR	12	891	504	387
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	NR	USD	676	(48,409)	(73,599)	25,190
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	NR	USD	190	(13,606)	(20,726)	7,120
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	10,000	(1,779,333)	(488,012)	(1,291,321)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	5,000	(889,666)	(243,724)	(645,942)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	10,000	(1,779,334)	(241,467)	(1,537,867)
CMBX.NA.9	2.00	Monthly	Credit Suisse International	09/17/58	NR	USD	2,500	(1,665)	(332,291)	330,626
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500	(1,665)	(329,081)	327,416
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	(3,330)	(652,035)	648,705
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500	(201,933)	(531,857)	329,924
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	(403,867)	(525,690)	121,823
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	972	(78,511)	(107,500)	28,989

								$(5,195,576)	$(3,540,117)	$(1,655,459)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$80,818,790	$2,078,637	$82,897,427
Common Stocks
Aerospace & Defense	2,230,267	—	—	2,230,267
Building Products	1,417,163	—	—	1,417,163
Energy Equipment & Services	—	—	10,151	10,151
Machinery	1,148,479	—	—	1,148,479
Oil, Gas & Consumable Fuels	192,087	234,729	—	426,816
Corporate Bonds
Aerospace & Defense	—	16,542,206	—	16,542,206
Airlines	—	13,503,868	—	13,503,868
Auto Components	—	7,599,128	—	7,599,128
Automobiles	—	11,472,878	—	11,472,878
Banks	—	11,039,454	—	11,039,454
Beverages	—	12,005,805	—	12,005,805
Biotechnology	—	1,299,908	—	1,299,908
Building Materials	—	5,336,176	—	5,336,176
Building Products	—	4,545,879	—	4,545,879
Capital Markets	—	5,706,348	—	5,706,348
Chemicals	—	11,081,097	—	11,081,097
Commercial Services & Supplies	—	6,200,668	—	6,200,668
Communications Equipment	—	4,918,107	—	4,918,107
Construction Materials	—	3,627,256	—	3,627,256
Consumer Discretionary	—	8,344,631	—	8,344,631
Consumer Finance	—	9,241,431	—	9,241,431
Containers & Packaging	—	2,830,889	—	2,830,889
Diversified Consumer Services	—	11,332,463	—	11,332,463
Diversified Financial Services	—	12,968,491	—	12,968,491
Diversified Telecommunication Services	—	22,320,817	—	22,320,817
Education	—	194,662	—	194,662
Electric Utilities	—	8,532,591	—	8,532,591
Electrical Equipment	—	689,475	—	689,475
Electronic Equipment, Instruments & Components	—	4,043,686	—	4,043,686
Energy Equipment & Services	—	3,240,274	662,979	3,903,253
Environmental, Maintenance, & Security Service	—	3,789,495	—	3,789,495
Equity Real Estate Investment Trusts (REITs)	—	11,059,175	—	11,059,175
Food & Staples Retailing	—	13,334,703	—	13,334,703
Food Products	—	4,996,256	—	4,996,256
Gas Utilities	—	221,254	—	221,254
Health Care Equipment & Supplies	—	2,791,933	—	2,791,933
Health Care Providers & Services	—	28,303,420	—	28,303,420
Health Care Technology	—	4,619,337	—	4,619,337
Hotels, Restaurants & Leisure	—	21,265,944	—	21,265,944
Household Durables	—	4,699,106	—	4,699,106
Household Products	—	95,316	—	95,316
Independent Power and Renewable Electricity Producers	—	7,689,025	—	7,689,025
Insurance	—	13,405,508	—	13,405,508
Interactive Media & Services	—	4,711,311	—	4,711,311
Internet & Direct Marketing Retail	—	138,760	—	138,760
Internet Software & Services	—	7,798,014	—	7,798,014
IT Services	—	8,407,763	—	8,407,763
Leisure Products	—	879,851	—	879,851
Machinery	—	5,930,309	—	5,930,309
Media	—	62,850,854	—	62,850,854
Metals & Mining	—	17,569,486	—	17,569,486
Mortgage Real Estate Investment Trusts (REITs)	—	169,756	—	169,756

40

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Multi-line Retail	$—	$1,354,564	$—	$1,354,564
Offshore Drilling & Other Services	—	127,100	—	127,100
Oil, Gas & Consumable Fuels	233,691	82,419,526	1,619,246	84,272,463
Personal Products	—	236,716	—	236,716
Pharmaceuticals	—	16,347,146	—	16,347,146
Producer Durables: Miscellaneous	—	261,062	—	261,062
Real Estate Management & Development	—	27,786,731	—	27,786,731
Road & Rail	—	3,562,903	—	3,562,903
Semiconductors & Semiconductor Equipment	—	9,704,978	—	9,704,978
Software	—	12,497,529	—	12,497,529
Specialty Retail	—	5,013,637	—	5,013,637
Technology Hardware, Storage & Peripherals	—	773,456	—	773,456
Textiles, Apparel & Luxury Goods	—	378,985	—	378,985
Thrifts & Mortgage Finance	—	1,580,549	—	1,580,549
Tobacco	—	2,785,712	—	2,785,712
Transportation	—	124,395	—	124,395
Transportation Infrastructure	—	2,874,037	—	2,874,037
Utilities	—	12,896,832	—	12,896,832
Wireless Telecommunication Services	—	18,980,976	—	18,980,976
Floating Rate Loan Interests	—	50,228,866	1,218,171	51,447,037
Foreign Agency Obligations	—	34,261,936	—	34,261,936
Municipal Bonds	—	1,204,635	—	1,204,635
Non-Agency Mortgage-Backed Securities	—	80,441,622	—	80,441,622
Preferred Securities
Capital Trusts	—	47,483,100	—	47,483,100
Preferred Stocks	25,602,928	—	—	25,602,928
U.S. Government Sponsored Agency Securities	—	155,076,587	—	155,076,587
U.S. Treasury Obligations	—	38,729,687	—	38,729,687
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	17,628,231	—	—	17,628,231
Options Purchased
Interest Rate Contracts	4,900	3,297,812	—	3,302,712

	$48,457,746	$1,114,829,362	$5,589,184	$1,168,876,292

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$4,497,240	$32,310	$4,529,550
Foreign Currency Exchange Contracts	—	401,430	—	401,430
Interest Rate Contracts	48,553	1,503,225	—	1,551,778
Liabilities
Credit Contracts	—	(3,752,909)	—	(3,752,909)
Interest Rate Contracts	(9,581,712)	(5,080,357)	—	(14,662,069)

	$(9,533,159)	$(2,431,371)	$32,310	$(11,932,220)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $482,178,848 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Warrants		Non-Agency Mortgage-Backed Securities	Preferred Stocks	Total
Assets
Opening balance, as of October 31, 2020	$2,173,228	$35,260	$2,153,350	$437,783	$—	(a)	$7,370,850	$1,571,250	$13,741,721
Transfers into Level 3(b)	—	—	—	—	—		—	—	—
Transfers out of Level 3(c)	—	—	—	(154,878)	—		(7,370,850)	—	(7,525,728)
Accrued discounts/premiums	15,651	—	19,119	2,146	—		—	—	36,916
Net realized gain (loss)	130,776	—	1,682	67	—		—	(354,375)	(221,850)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Multi-Sector Income Trust (BIT)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Warrants		Non-Agency Mortgage-Backed Securities	Preferred Stocks	Total
Net change in unrealized appreciation (depreciation)(d)	$460,354	$(25,109)	$125,586	$33,381	$—		$—	$283,125	$877,337
Purchases	404,147	—	22,423	902,118	—		—	—	1,328,688
Sales	(1,105,519)	—	(39,935)	(2,446)	—		—	(1,500,000)	(2,647,900)

Closing balance, as of July 31, 2021	$2,078,637	$10,151	$2,282,225	$1,218,171	$—	(a)	$—	$—	$5,589,184

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021(d)	$457,248	$(25,109)	$125,586	$33,381	$—		$—	$—	$591,106

(a)	Rounds to less than $1.
(b)

As of October 31, 2020, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2021, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of October 31, 2020, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2021, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivatives financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts Assets	Total
Opening Balance as of October 31, 2020	$—	$—
Transfers in Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	32,310	32,310
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—

Closing Balance, as of July 31, 2021	$32,310	$32,310

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2021(a)	$32,310	$32,310

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at July 31, 2021 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

42